UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—32.5%
*	Apple, Inc.	86,685	$33,043
*	Broadcom Corporation Class “A”	280,200	9,328
*	eBay, Inc.	498,700	14,707
	FLIR Systems, Inc.	261,300	6,546
*	Genpact, Ltd.†	615,718	8,860
*	Google, Inc. Class “A”	41,405	21,298
*	Juniper Networks, Inc.	300,000	5,178
*	Monolithic Power Systems, Inc.	628,100	6,394
	QUALCOMM, Inc.	329,340	16,016
*	RightNow Technologies, Inc.	199,156	6,582
*	Silicon Laboratories, Inc.	310,540	10,406
	TE Connectivity, Ltd.†	352,500	9,919
*	Trimble Navigation, Ltd.	345,900	11,605
	VeriSign, Inc.	296,000	8,468

			168,350

	Health Care—17.5%
*	Align Technology, Inc.	262,300	3,979
	Allergan, Inc.	118,200	9,738
*	Celgene Corporation	151,280	9,367
*	Cerner Corporation	133,000	9,113
*	DaVita, Inc.	179,300	11,237
*	Gilead Sciences, Inc.	262,935	10,202
*	Haemonetics Corporation	113,100	6,614
*	Hologic, Inc.	288,300	4,385
*	IDEXX Laboratories, Inc.	126,030	8,692
*	Illumina, Inc.	181,800	7,439
*	NxStage Medical, Inc.	473,915	9,886

			90,652

	Industrials—15.9%
	CH Robinson Worldwide, Inc.	110,000	7,532
	Fastenal Co.	320,958	10,681
	Goodrich Corporation	92,200	11,127
*	IHS, Inc. Class “A”	203,814	15,247
*	Jacobs Engineering Group, Inc.	309,200	9,984
	Manpower, Inc.	193,600	6,509
	The Corporate Executive Board Co.	272,939	8,134
*	TransDigm Group, Inc.	106,480	8,696
*	Trimas Corporation	322,270	4,786

			82,696

	Consumer Discretionary—13.6%
	Harley-Davidson, Inc.	229,899	7,892
	Johnson Controls, Inc.	421,800	11,123
*	K12, Inc.	249,788	6,360
	McDonald’s Corporation	342,464	30,075
*	Tempur-Pedic International, Inc.	129,200	6,797
*	Urban Outfitters, Inc.	376,600	8,406

			70,653

	Energy—7.7%
*	Cameron International Corporation	149,647	6,216
	Occidental Petroleum Corporation	160,500	11,476

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—(continued)
	Schlumberger, Ltd.†	248,300	$14,831
	Suncor Energy, Inc.†	290,300	7,385

			39,908

	Materials—4.5%
	Airgas, Inc.	134,000	8,552
	Ecolab, Inc.	248,120	12,130
*	Stillwater Mining Co.	301,600	2,564

			23,246

	Financials—2.7%
*	IntercontinentalExchange, Inc.	119,000	14,073

	Consumer Staples—2.6%
*	Green Mountain Coffee Roasters, Inc.	146,700	13,634

	Total Common Stocks—97.0% (cost $485,331)		503,212

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.010% dated 9/30/11, due 10/3/11, repurchase price $12,607, collateralized by FNMA, 5.500%, due 12/27/22	$12,607	12,607

	Total Repurchase Agreement—2.4% (cost $12,607)		12,607

	Total Investments—99.4% (cost $497,938)		515,819
	Cash and other assets, less liabilities—0.6%		2,923

	Net assets—100.0%		$518,742

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—28.7%
	Accenture plc†	14,010	$738
*	Apple, Inc.	4,540	1,730
*	Broadcom Corporation Class “A”	9,610	320
*	Citrix Systems, Inc.	8,210	448
*	eBay, Inc.	27,130	800
*	Google, Inc. Class “A”	1,643	845
*	Juniper Networks, Inc.	10,990	190
	QUALCOMM, Inc.	18,735	911
	TE Connectivity, Ltd.†	19,230	541
*	Trimble Navigation, Ltd.	9,950	334

			6,857

	Consumer Discretionary—16.1%
*	Discovery Communications, Inc.	9,050	340
	Harley-Davidson, Inc.	17,090	587
	Johnson Controls, Inc.	18,840	497
	Marriott International, Inc. Class “A”	20,560	560
	NIKE, Inc. Class “B”	8,470	724
*	priceline.com, Inc.	570	256
	Scripps Networks Interactive, Inc.	6,445	240
	Starbucks Corporation	17,240	643

			3,847

	Industrials—14.7%
	CH Robinson Worldwide, Inc.	5,630	385
	Goodrich Corporation	4,750	573
*	Jacobs Engineering Group, Inc.	10,820	349
	Precision Castparts Corporation	2,930	456
	Rockwell Automation, Inc.	6,030	338
*	Stericycle, Inc.	5,350	432
	United Parcel Service, Inc.	7,910	500
	W.W. Grainger, Inc.	3,190	477

			3,510

	Health Care—12.6%
*	Agilent Technologies, Inc.	12,390	387
	Allergan, Inc.	5,875	484
	Cardinal Health, Inc.	17,180	719
	Covidien plc†	8,810	389
*	DaVita, Inc.	8,040	504
*	Gilead Sciences, Inc.	13,560	526

			3,009

	Energy—8.4%
	National Oilwell Varco, Inc.	7,200	369
	Occidental Petroleum Corporation	5,690	407
	Schlumberger, Ltd.†	14,150	845
	Suncor Energy, Inc.†	15,020	382

			2,003

	Financials—6.3%
*	Affiliated Managers Group, Inc.	3,980	311
	American Express Co.	15,490	695

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Financials—(continued)
CME Group, Inc.	2,090	$515

		1,521

Consumer Staples—6.0%
Colgate-Palmolive Co.	5,780	512
Mead Johnson Nutrition Co.	9,950	685
Whole Foods Market, Inc.	3,570	233

		1,430

Materials—4.5%
Praxair, Inc.	7,435	695
Syngenta AG—ADR	7,610	395

		1,090

Total Common Stocks—97.3% (cost $21,573)		23,267

Repurchase Agreement
State Street Bank and Trust Company, 0.010% dated 9/30/11, due 10/3/11, repurchase price $585, collateralized by FHLMC, 0.900%, due 9/12/14	$585	585

Total Repurchase Agreement—2.4% (cost $585)		585

Total Investments—99.7% (cost $22,158)		23,852
Cash and other assets, less liabilities—0.3%		62

Net assets—100.0%		$23,914

ADR = American Depository Receipt

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—22.4%
*	CAI International, Inc.	357,770	$4,193
*	Cenveo, Inc.	2,078,432	6,256
*	Clean Harbors, Inc.	177,160	9,088
*	CoStar Group, Inc.	95,943	4,986
*	Franklin Covey Co.	786,190	5,975
*	Furmanite Corporation	271,053	1,466
*	GrafTech International, Ltd.	423,122	5,374
	Healthcare Services Group, Inc.	470,800	7,599
*	Heritage-Crystal Clean, Inc.	356,104	6,467
*	Higher One Holdings, Inc.	371,080	6,038
*	Huron Consulting Group, Inc.	184,623	5,747
*	ICF International, Inc.	362,303	6,815
*	Mistras Group, Inc.	236,334	4,150
*	Navigant Consulting, Inc.	639,090	5,924
*	On Assignment, Inc.	1,275,218	9,016
*	Polypore International, Inc.	126,070	7,126
*	Thermon Group Holdings, Inc.	203,900	2,818
*	TransDigm Group, Inc.	92,924	7,589
*	Trimas Corporation	733,893	10,898

			117,525

	Information Technology—20.7%
*	Cavium, Inc.	255,012	6,888
*	Demand Media, Inc.	336,825	2,695
*	ExlService Holdings, Inc.	268,584	5,909
	iGate Corporation	378,970	4,373
*	Inuvo, Inc.	861,747	913
	j2 Global Communications, Inc.	187,708	5,049
*	KIT Digital, Inc.	427,984	3,595
*	MaxLinear, Inc.	713,347	4,608
*	Monolithic Power Systems, Inc.	522,806	5,322
*	RealD, Inc.	203,372	1,902
*	RealPage, Inc.	214,267	4,382
*	RightNow Technologies, Inc.	166,420	5,500
*	Silicon Laboratories, Inc.	191,317	6,411
*	SolarWinds, Inc.	226,670	4,991
	Syntel, Inc.	144,560	6,244
*	TeleTech Holdings, Inc.	636,850	9,706
*	Ultimate Software Group, Inc.	119,456	5,581
	United Online, Inc.	1,031,775	5,396
*	ValueClick, Inc.	817,070	12,714
*	Vertro, Inc.	847,343	1,491
*	Volterra Semiconductor Corporation	243,100	4,675

			108,345

	Health Care—17.7%
*	Air Methods Corporation	141,216	8,991
*	Brookdale Senior Living, Inc.	497,590	6,240
*	ExamWorks Group, Inc.	705,146	7,178
*	Haemonetics Corporation	107,935	6,312
*	HealthSouth Corporation	378,230	5,647
*	Integra LifeSciences Holdings Corporation	171,378	6,130
*	Kensey Nash Corporation	434,059	10,635
*	NxStage Medical, Inc.	454,257	9,476

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	Quidel Corporation	408,606	$6,689
*	SXC Health Solutions Corporation†	111,990	6,238
*	Team Health Holdings, Inc.	291,012	4,778
*	The Providence Service Corporation	492,733	5,248
	Trinity Biotech plc—ADR	975,134	8,932

			92,494

	Consumer Discretionary—15.7%
*	Amerigon, Inc.	849,000	10,807
*	Career Education Corporation	314,177	4,100
	DeVry, Inc.	135,661	5,014
*	Dreams, Inc.	2,842,206	5,684
*	Genesco, Inc.	91,933	4,737
*	Grand Canyon Education, Inc.	370,836	5,989
	Jarden Corporation	236,457	6,682
*	Kona Grill, Inc.	435,134	2,415
	MDC Partners, Inc.†	473,456	6,827
*	Office Depot, Inc.	3,289,070	6,776
*	ReachLocal, Inc.	395,303	4,297
*	Steven Madden, Ltd.	192,135	5,783
*	U.S. Auto Parts Network, Inc.	1,070,169	5,426
*	Valassis Communications, Inc.	269,252	5,046
*	WMS Industries, Inc.	139,567	2,455

			82,038

	Financials—8.2%
*	Cowen Group, Inc.	3,011,050	8,160
*	First Cash Financial Services, Inc.	240,920	10,107
*	FirstService Corporation†	230,352	5,925
*	ICG Group, Inc.	1,073,345	9,885
*	Marlin Business Services Corporation	292,532	3,101
*	National Financial Partners Corporation	550,106	6,018

			43,196

	Energy—5.6%
*	Atwood Oceanics, Inc.	143,510	4,931
*	Bill Barrett Corporation	125,740	4,557
*	Complete Production Services, Inc.	132,760	2,503
*	Dril-Quip, Inc.	101,600	5,477
*	Oasis Petroleum, Inc.	240,080	5,361
*	Oil States International, Inc.	129,600	6,599

			29,428

	Materials—2.6%
*	Horsehead Holding Corporation	442,840	3,286
	PolyOne Corporation	518,380	5,552
*	Stillwater Mining Co.	559,726	4,757

			13,595

	Total Common Stocks—92.9% (cost $534,423)		486,621

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Exchange-Traded Fund
iShares Russell 2000 Growth Index Fund	221,380	$16,265

Total Exchange-Traded Fund—3.1% (cost $17,978)		16,265

Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 9/30/11, due 10/03/11, repurchase price $22,451, collateralized by FHLMC, 3.250%, due 11/10/20; FNMA, 5.500%, due 12/27/22	$22,451	22,451

Total Repurchase Agreement—4.3% (cost $22,451)		22,451

Total Investments—100.3% (cost $574,852)		525,337

Liabilities, plus cash and other assets—(0.3)%		(1,524)

Net assets—100.0%		$523,813

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

If the Fund’s portfolio holdings represent ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the Investment Company Act 1940. The Small Cap Growth Fund had the following transactions during the period ended September 30, 2011 with companies deemed affiliated during the period or at September 30, 2011.

		Share Activity				Period Ended September 30, 2011
						(in thousands)
	Security Name	Balance 12/31/2010	Purchases	Sales	Balance 9/30/2011	Value	Dividends Included in Income
p	Dreams, Inc.	3,285,457	189,497	632,748	2,842,206	5,684	—
	Duckwall-ALCO Stores, Inc.	429,693	—	429,693	—	—	—
	Franklin Covey, Co	758,841	141,689	114,340	786,190	5,975	—
	Gaiam, Inc. Class “A”	1,050,272	—	1,050,272	—	—	—
p	Inuvo, Inc.	861,747	—	—	861,747	913	—
p	Kensey Nash Corporation	424,466	104,393	94,800	434,059	10,635	—
	Kona Grill, Inc.	1,019,792	—	584,658	435,134	2,415	—
	Marlin Business Services Corporation	718,870	—	426,338	292,532	3,101	—
	On Assignment Inc	2,248,382	224,585	1,197,749	1,275,218	9,016	—
	Princeton Review, Inc.	3,519,896	—	3,519,896	—	—	—
	Trinity Biotech plc	1,903,563	—	928,429	975,134	8,932	144
	United Western Bancorp, Inc.	2,290,015	—	2,290,015	—	—	—
	U.S. Autoparts Network, Inc.	1,448,391	170,447	548,669	1,070,169	5,426	—
p	Vertro, Inc.	847,343	—	—	847,343	1,491	—

						$53,588	144

p	Affiliated company at September 30, 2011. The Small Cap Growth Fund’s total value in companies deemed to be affiliated at September 30, 2011 was $18,723 (thousands).

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—20.5%
	Amphenol Corporation	39,800	$1,623
*	Cavium, Inc.	58,100	1,569
*	Citrix Systems, Inc.	50,700	2,765
*	Concur Technologies, Inc.	33,030	1,229
	FLIR Systems, Inc.	90,100	2,257
*	Genpact, Ltd.†	200,188	2,881
*	Informatica Corporation	15,800	647
*	Silicon Laboratories, Inc.	108,510	3,636
	Solera Holdings, Inc.	67,092	3,388
	TE Connectivity, Ltd.†	63,600	1,790
*	Trimble Navigation, Ltd.	101,000	3,388
	VeriSign, Inc.	86,300	2,469

			27,642

	Industrials—17.1%
	CH Robinson Worldwide, Inc.	24,400	1,671
	Donaldson Co., Inc.	12,600	691
	Dover Corporation	30,300	1,412
	Expeditors International of Washington, Inc.	36,000	1,460
	Fastenal Co.	108,050	3,596
	Gardner Denver, Inc.	32,800	2,084
*	Jacobs Engineering Group, Inc.	45,300	1,463
*	Polypore International, Inc.	30,900	1,746
	Ritchie Bros. Auctioneers, Inc.†	57,465	1,160
	Rockwell Automation, Inc.	49,000	2,744
*	Stericycle, Inc.	21,930	1,770
*	TransDigm Group, Inc.	40,250	3,287

			23,084

	Consumer Discretionary—15.4%
*	Bed Bath & Beyond, Inc.	45,060	2,582
*	CarMax, Inc.	180,170	4,298
*	Chipotle Mexican Grill, Inc.	3,150	954
	DeVry, Inc.	30,946	1,144
*	Dick’s Sporting Goods, Inc.	103,429	3,461
	Gentex Corporation	114,780	2,761
	Harman International Industries, Inc.	45,606	1,303
*	O’Reilly Automotive, Inc.	65,180	4,343

			20,846

	Health Care—14.0%
*	CareFusion Corporation	62,739	1,503
*	Cerner Corporation	44,500	3,049
*	DaVita, Inc.	27,600	1,730
*	HMS Holdings Corporation	132,000	3,219
*	IDEXX Laboratories, Inc.	38,072	2,626
*	Illumina, Inc.	59,920	2,452
	Perrigo Co.	29,900	2,903
*	ResMed, Inc.	49,900	1,437

			18,919

	Consumer Staples—7.5%
*	Green Mountain Coffee Roasters, Inc.	58,846	5,469
	McCormick & Co., Inc.	47,400	2,188

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Staples—(continued)
	Mead Johnson Nutrition Co.	36,200	$2,492

			10,149

	Financials—7.1%
*	Affiliated Managers Group, Inc.	34,575	2,699
*	IntercontinentalExchange, Inc.	17,950	2,123
*	LPL Investment Holdings, Inc.	61,100	1,553
	T Rowe Price Group, Inc.	42,100	2,011
	TD Ameritrade Holding Corporation	80,000	1,176

			9,562

	Energy—6.6%
*	Cameron International Corporation	65,500	2,721
*	Denbury Resources, Inc.	112,170	1,290
*	FMC Technologies, Inc.	17,000	639
	Range Resources Corporation	37,800	2,210
*	Southwestern Energy Co.	62,570	2,085

			8,945

	Materials—5.3%
	Airgas, Inc.	54,500	3,478
	Ecolab, Inc.	76,000	3,716

			7,194

	Telecommunication Services—1.6%
*	SBA Communications Corporation	64,000	2,207

	Total Common Stocks—95.1% (cost $126,507)		128,548

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.010% dated 9/30/11, due 10/03/11, repurchase price $6,152, collateralized by FHLMC, 3.250%, due 11/10/20	$6,152	6,152

	Total Repurchase Agreement—4.6% (cost $6,152)		6,152

	Total Investments—99.7% (cost $132,659)		134,700
	Cash and other assets, less liabilities—0.3%		438

	Net assets—100.0%		$135,138

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—22.3%
*	Allegiant Travel Co.	48,865	$2,303
*	BE Aerospace, Inc.	64,653	2,141
*	Corrections Corporation of America	113,455	2,574
*	CoStar Group, Inc.	60,058	3,121
	Fastenal Co.	141,670	4,715
*	GrafTech International, Ltd.	203,726	2,587
	Healthcare Services Group, Inc.	272,300	4,395
*	Huron Consulting Group, Inc.	97,900	3,048
*	ICF International, Inc.	109,268	2,055
	Manpower, Inc.	65,150	2,190
	Ritchie Bros. Auctioneers, Inc.†	86,500	1,746
	Robert Half International, Inc.	122,100	2,591
	Roper Industries, Inc.	33,400	2,302
*	Stericycle, Inc.	63,070	5,091
	The Corporate Executive Board Co.	88,077	2,625
*	TransDigm Group, Inc.	26,008	2,124
*	Trimas Corporation	133,648	1,985

			47,593

	Information Technology—19.5%
*	Aruba Networks, Inc.	148,300	3,101
*	Booz Allen Hamilton Holding Corporation	220,865	3,284
*	Cavium, Inc.	121,873	3,292
*	Concur Technologies, Inc.	42,800	1,593
*	Informatica Corporation	43,600	1,785
	j2 Global Communications, Inc.	95,675	2,574
*	MICROS Systems, Inc.	59,100	2,595
	Molex, Inc.	139,728	2,846
	NIC, Inc.	219,600	2,514
*	Polycom, Inc.	126,200	2,318
*	RealPage, Inc.	146,800	3,002
*	RightNow Technologies, Inc.	127,313	4,208
*	Riverbed Technology, Inc.	113,000	2,256
*	Silicon Laboratories, Inc.	57,660	1,932
*	Trimble Navigation, Ltd.	83,800	2,812
*	Ultimate Software Group, Inc.	36,225	1,693

			41,805

	Health Care—17.4%
*	athenahealth, Inc.	37,440	2,230
*	Brookdale Senior Living, Inc.	121,676	1,526
*	Cerner Corporation	46,700	3,200
*	Covance, Inc.	60,600	2,754
*	HealthSouth Corporation	199,700	2,982
*	HMS Holdings Corporation	133,800	3,263
*	Hologic, Inc.	244,100	3,713
*	IDEXX Laboratories, Inc.	42,905	2,959
*	Illumina, Inc.	71,200	2,913
	Perrigo Co.	57,100	5,545
*	SXC Health Solutions Corporation†	64,916	3,616
*	Team Health Holdings, Inc.	154,100	2,530

			37,231

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—15.7%
*	CarMax, Inc.	90,900	$2,168
	DeVry, Inc.	76,997	2,846
*	Dick’s Sporting Goods, Inc.	117,190	3,921
	Gentex Corporation	120,300	2,893
*	K12, Inc.	109,850	2,797
*	Life Time Fitness, Inc.	69,400	2,557
*	O’Reilly Automotive, Inc.	44,350	2,955
	Strayer Education, Inc.	36,700	2,814
*	Tempur-Pedic International, Inc.	52,600	2,767
	Tractor Supply Co.	52,900	3,309
*	Under Armour, Inc.	36,360	2,415
*	Urban Outfitters, Inc.	92,800	2,071

			33,513

	Energy—7.7%
*	Brigham Exploration Co.	77,200	1,950
	Cabot Oil & Gas Corporation	30,300	1,876
	Core Laboratories N.V.†	42,800	3,845
*	Dresser-Rand Group, Inc.	53,100	2,152
*	KiOR, Inc.	138,899	2,881
	Oceaneering International, Inc.	55,600	1,965
*	Oil States International, Inc.	33,200	1,690

			16,359

	Financials—5.7%
*	Affiliated Managers Group, Inc.	50,909	3,974
*	Financial Engines, Inc.	44,575	807
*	FirstService Corporation†	81,075	2,085
	Invesco, Ltd.†	157,500	2,443
	Jones Lang LaSalle, Inc.	55,300	2,865

			12,174

	Materials—4.0%
	Airgas, Inc.	55,400	3,536
	Celanese Corporation	89,600	2,915
*	Rockwood Holdings, Inc.	64,800	2,183

			8,634

	Telecommunication Services—1.7%
*	SBA Communications Corporation	106,300	3,665

	Consumer Staples—1.5%
*	Green Mountain Coffee Roasters, Inc.	35,026	3,255

	Total Common Stocks—95.5% (cost $207,759)		204,229

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 9/30/11, due 10/3/11, repurchase price $9,942, collateralized by FHLMC, 3.250%, due 11/10/20	$9,942	$9,942

Total Repurchase Agreement—4.6% (cost $9,942)		9,942

Total Investments—100.1% (cost $217,701)		214,171
Liabilities, plus cash and other assets—(0.1)%		(216)

Net assets—100.0%		$213,955

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—47.7%
	Canada—4.3%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	19,832	$547
	Saputo, Inc. (Food products)	16,402	646
	The Toronto-Dominion Bank (Commercial banks)	7,814	556

			1,749

	United States—43.4%
*	Affiliated Managers Group, Inc. (Capital markets)	5,027	392
	American Express Co. (Consumer finance)	16,173	726
	AMETEK, Inc. (Electrical equipment)	11,017	363
*	Apple, Inc. (Computers & peripherals)	3,217	1,226
*	Bed Bath & Beyond, Inc. (Specialty retail)	9,484	544
*	Cerner Corporation (Health care technology)	7,553	518
	Church & Dwight Co., Inc. (Household products)	10,389	459
*	Citrix Systems, Inc. (Software)	7,778	424
*	Clean Harbors, Inc. (Commercial services & supplies)	4,708	241
	Colgate-Palmolive Co. (Household products)	6,815	604
	CR Bard, Inc. (Health care equipment & supplies)	4,986	436
*	DaVita, Inc. (Health care providers & services)	7,015	440
*	DIRECTV (Media)	12,489	528
*	Express Scripts, Inc. (Health care providers & services)	12,022	446
	Exxon Mobil Corporation (Oil, gas & consumable fuels)	11,200	813
*	Hansen Natural Corporation (Beverages)	6,956	607
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	5,818	401
	International Business Machines Corporation (IT services)	5,085	890
	j2 Global Communications, Inc. (Internet software & services)	8,240	222
	JPMorgan Chase & Co. (Diversified financial services)	19,315	582
	McCormick & Co., Inc. (Food products)	9,742	450
	NIKE, Inc. Class “B” (Textiles, apparel & luxury goods)	8,100	693
*	O’Reilly Automotive, Inc. (Specialty retail)	7,259	484
*	priceline.com, Inc. (Internet & catalog retail)	1,006	452
	QUALCOMM, Inc. (Communications equipment)	12,847	625
	Starbucks Corporation (Hotels, restaurants & leisure)	18,754	699
*	Tempur-Pedic International, Inc. (Household durables)	8,176	430
	The Walt Disney Co. (Media)	16,713	504
*	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	11,330	574
	United Parcel Service, Inc. (Air freight & logistics)	8,976	567
	W.W. Grainger, Inc. (Trading companies & distributors)	3,400	508
	Yum! Brands, Inc. (Hotels, restaurants & leisure)	14,780	730

			17,578

	United Kingdom—18.7%
	Abcam plc (Biotechnology)	36,073	204
	Amlin plc (Insurance)	52,980	233
	Ashmore Group plc (Capital markets)	67,482	339
	Babcock International Group plc (Commercial services & supplies)	27,755	283
	BG Group plc (Oil, gas & consumable fuels)	32,675	625
	BHP Billiton plc (Metals & mining)	23,540	629
	Burberry Group plc (Textiles, apparel & luxury goods)	16,375	297
	Compass Group plc (Hotels, restaurants & leisure)	68,464	552
	Diageo plc (Beverages)	35,858	684
	Experian plc (Professional services)	47,302	531

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—18.7%—(continued)
	Hargreaves Lansdown plc (Capital markets)	28,898	$202
	Pearson plc (Media)	32,634	576
	Petrofac, Ltd. (Energy equipment & services)	19,807	366
*	Rolls-Royce Holdings plc (Aerospace & defense)	67,353	619
	Standard Chartered plc (Commercial banks)	25,813	515
	The Weir Group plc (Machinery)	17,869	427
	Vodafone Group plc (Wireless telecommunication services)	194,397	501

			7,583

	Europe—16.5%
	Denmark—3.7%
	Coloplast A/S (Health care equipment & supplies)	1,662	240
	Novo Nordisk A/S (Pharmaceuticals)	7,900	788
	Novozymes A/S (Chemicals)	3,414	485

			1,513

	France—2.3%
	Cie Generale des Etablissements Michelin (Auto components)	6,744	403
	Essilor International S.A. (Health care equipment & supplies)	7,253	522

			925

	Germany—2.8%
	Aixtron AG (Semiconductors & semiconductor equipment)	6,288	91
	Brenntag AG (Trading companies & distributors)	3,684	320
	SAP AG (Software)	14,388	732

			1,143

	Italy—2.1%
	Saipem SpA (Energy equipment & services)	17,660	620
	Tod’s SpA (Textiles, apparel & luxury goods)	2,627	221

			841

	Sweden—1.4%
	Atlas Copco AB (Machinery)	30,756	544

	Switzerland—4.2%
	Nestle S.A. (Food products)	13,695	754
	Partners Group Holding AG (Capital markets)	3,147	518
*	Syngenta AG (Chemicals)	1,701	442

			1,714

	Japan—7.3%
	Dena Co., Ltd. (Internet software & services)	11,100	465
	Exedy Corporation (Auto components)	5,900	223
	Fanuc, Ltd. (Machinery)	3,800	524
	Gree, Inc. (Internet software & services)	16,800	512
	Makita Corporation (Machinery)	10,000	356
	Miraca Holdings, Inc. (Health care providers & services)	5,700	251
	Softbank Corporation (Wireless telecommunication services)	21,200	620

			2,951

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—4.3%
China—1.1%
Industrial and Commercial Bank of China, Ltd. Class “H” (Commercial banks)	931,185	$450

Indonesia—1.2%
PT Bank Rakyat Indonesia (Commercial banks)	767,000	502

South Korea—2.0%
Hyundai Motor Co. (Automobiles)	4,644	812

Emerging Latin America—1.8%
Brazil—1.2%
BR Malls Participacoes S.A. (Real estate management & development)	45,200	462

Chile—0.6%
Banco Santander Chile—ADR (Commercial banks)	3,445	253

Emerging Europe, Mid-East, Africa—1.0%
South Africa—1.0%
Sasol, Ltd. (Oil, gas & consumable fuels)	9,579	393

Asia—0.9%
Singapore—0.9%
Keppel Corporation, Ltd. (Industrial conglomerates)	60,500	355

Total Common Stocks—98.2% (cost $38,565)		39,768

Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 9/30/11, due 10/3/11, repurchase price $732, collateralized by FNMA, 5.500%, due 12/27/22	$732	732

Total Repurchase Agreement—1.8% (cost $732)		732

Total Investments—100.0% (cost $39,297)		40,500
Liabilities, plus cash and other assets—0.0%		(11)

Net assets—100.0%		$40,489

ADR = American Depository Receipt

† = U.S. listed foreign security

* Non-income producing securities

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

At September 30, 2011, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	20.5%
Financials	15.8%
Industrials	14.2%
Information Technology	13.0%
Health Care	12.1%
Consumer Staples	10.6%
Energy	7.1%
Materials	3.9%
Telecommunication Services	2.8%

Total	100.0%

At September 30, 2011, the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	46.2%
British Pound Sterling	19.1%
Japanese Yen	7.4%
Euro	7.3%
Swiss Franc	4.3%
Danish Krone	3.8%
Canadian Dollar	3.0%
South Korean Won	2.0%
Swedish Krona	1.4%
Indonesian Rupiah	1.3%
Brazilian Real	1.2%
Hong Kong Dollar	1.1%
All Other Currencies	1.9%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—33.5%
	Austria—0.0%
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	14,675	$1,001

	Denmark—0.7%
	Coloplast A/S (Health care equipment & supplies)	134,564	19,391
	SimCorp A/S (Software)	32,617	4,679

			24,070

	Finland—1.0%
	Nokian Renkaat Oyj (Auto components)	522,744	15,650
	UPM-Kymmene Oyj (Paper & forest products)	1,549,370	17,503

			33,153

	France—5.9%
	Air Liquide S.A. (Chemicals)	156,240	18,245
	Arkema S.A. (Chemicals)	161,895	9,375
	AXA S.A. (Insurance)	3,754,518	48,846
	BNP Paribas (Commercial banks)	1,060,385	41,803
	Essilor International S.A. (Health care equipment & supplies)	498,362	35,839
	L’Oreal S.A. (Personal products)	121,669	11,869
	Suez Environnement Co. (Multi-utilities)	1,842,906	25,648

			191,625

	Germany—6.8%
	Aixtron AG (Semiconductors & semiconductor equipment)	425,628	6,175
	BASF SE (Chemicals)	612,307	37,329
	Bayer AG (Pharmaceuticals)	834,652	46,059
	Bayerische Motoren Werke AG (Automobiles)	467,400	30,877
	Delticom AG (Specialty retail)	12,604	1,087
	Gerry Weber International AG (Textiles, apparel & luxury goods)	217,746	6,196
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	2,341,686	17,278
	Lanxess AG (Chemicals)	340,996	16,358
	MTU Aero Engines Holding AG (Aerospace & defense)	233,612	14,568
	SAP AG (Software)	899,084	45,747

			221,674

	Ireland—0.9%
	Paddy Power plc (Hotels, restaurants & leisure)	181,590	9,349
	Shire plc (Pharmaceuticals)	668,091	20,834

			30,183

	Israel—1.5%
*	Check Point Software Technologies, Ltd. (Software)†	311,930	16,457
	Israel Chemicals, Ltd. (Chemicals)	1,103,384	12,566
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	559,295	20,817

			49,840

	Italy—0.9%
	Ansaldo STS SpA (Transportation infrastructure)	166,403	1,654
	Saipem SpA (Energy equipment & services)	798,584	28,028

			29,682

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—33.5%—(continued)
	Luxembourg—0.7%
*	L’Occitane International S.A. (Specialty retail)	1,706,250	$3,437
	Millicom International Cellular S.A. (Wireless telecommunication services)	181,062	18,043

			21,480

	Netherlands—4.8%
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	685,431	23,701
	Royal Dutch Shell plc (Oil, gas & consumable fuels)	2,069,681	64,398
	Unilever N.V. (Food products)	2,140,153	67,743

			155,842

	Norway—0.2%
*	Norwegian Air Shuttle ASA (Airlines)	334,557	3,472
	Opera Software ASA (Internet software & services)	593,483	2,621

			6,093

	Spain—2.8%
	Banco Santander S.A. (Commercial banks)	4,971,778	40,648
	Inditex S.A. (Specialty retail)	477,876	40,794
	Viscofan S.A. (Food products)	234,012	8,421

			89,863

	Sweden—1.4%
	Elekta AB (Health care equipment & supplies)	303,854	11,431
	Getinge AB (Health care equipment & supplies)	792,225	17,288
	Hexagon AB (Electronic equipment, instruments & components)	291,472	3,790
	JM AB (Household durables)	320,356	4,105
	Mekonomen AB (Specialty retail)	132,256	4,098
	NIBE Industrier AB (Building products)	356,679	5,119

			45,831

	Switzerland—5.9%
*	Dufry Group (Specialty retail)	67,095	5,866
	Glencore International plc (Metals & mining)	6,354,934	39,927
*	Julius Baer Group, Ltd. (Capital markets)	424,447	14,184
*	Meyer Burger Technology AG (Machinery)	150,796	3,822
	Nestle S.A. (Food products)	784,029	43,163
	Novartis AG (Pharmaceuticals)	672,338	37,558
*	Orascom Development Holding AG (Hotels, restaurants & leisure)	165,812	3,142
	Partners Group Holding AG (Capital markets)	93,920	15,464
	SGS S.A. (Professional services)	10,365	15,747
	Sika AG (Chemicals)	6,954	12,312

			191,185

	United Kingdom—21.6%
	Abcam plc (Biotechnology)	2,231,921	12,595
	Aggreko plc (Commercial services & supplies)	441,961	11,122
	AMEC plc (Energy equipment & services)	1,366,682	17,245
	Amlin plc (Insurance)	2,200,920	9,673
	Ashmore Group plc (Capital markets)	2,116,420	10,633
	Babcock International Group plc (Commercial services & supplies)	2,200,761	22,438
	BG Group plc (Oil, gas & consumable fuels)	1,788,552	34,230

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—21.6%—(continued)
	BHP Billiton plc (Metals & mining)	1,754,949	$46,882
	British Sky Broadcasting Group plc (Media)	3,285,353	33,836
	Burberry Group plc (Textiles, apparel & luxury goods)	740,870	13,454
*	Cairn Energy plc (Oil, gas & consumable fuels)	448,094	1,943
	Carphone Warehouse Group plc (Specialty retail)	2,402,113	12,617
	Centrica plc (Multi-utilities)	11,240,720	51,815
	Diageo plc (Beverages)	2,924,931	55,768
	Dunelm Group plc (Specialty retail)	1,196,649	8,796
*	EnQuest plc (Oil, gas & consumable fuels)	720,286	995
	Fenner plc (Machinery)	487,279	2,349
	Halma plc (Electronic equipment, instruments & components)	1,583,019	7,737
	Hargreaves Lansdown plc (Capital markets)	636,669	4,445
	Hiscox, Ltd. (Insurance)	1,076,362	6,160
	IG Group Holdings plc (Diversified financial services)	1,473,145	10,209
	John Wood Group plc (Energy equipment & services)	960,997	7,880
	Johnson Matthey plc (Chemicals)	1,002,247	24,584
	Jupiter Fund Management plc (Capital markets)	1,542,401	4,708
	Lancashire Holdings, Ltd. (Insurance)	1,260,505	13,528
	Meggitt plc (Aerospace & defense)	2,207,429	11,429
	Michael Page International plc (Professional services)	357,263	2,036
	Moneysupermarket.com Group plc (Internet software & services)	2,030,212	3,239
	Next plc (Multiline retail)	641,420	25,147
*	Ocado Group plc (Internet & catalog retail)	3,527,300	5,180
	Petrofac, Ltd. (Energy equipment & services)	1,622,871	30,019
	Restaurant Group plc (Hotels, restaurants & leisure)	837,111	3,574
	Rightmove plc (Media)	226,378	4,192
*	Rolls-Royce Holdings plc (Aerospace & defense)	2,890,924	26,575
	Rotork plc (Machinery)	193,485	4,657
	RPS Group plc (Commercial services & supplies)	1,967,573	5,005
	Scottish & Southern Energy plc (Electric utilities)	2,275,537	45,663
	Serco Group plc (Commercial services & supplies)	1,329,819	10,520
	Spirax-Sarco Engineering plc (Machinery)	395,573	10,995
	St James’s Place plc (Insurance)	1,046,662	5,020
*	Telecity Group plc (Internet software & services)	1,165,264	10,054
*	The Berkeley Group Holdings plc (Household durables)	857,780	15,796
	The Capita Group plc (Professional services)	1,381,368	15,130
	The Weir Group plc (Machinery)	704,598	16,834
	Tullow Oil plc (Oil, gas & consumable fuels)	803,819	16,256
	Victrex plc (Chemicals)	435,673	7,376

			700,339

	Japan—13.6%
	Asics Corporation (Textiles, apparel & luxury goods)	900,000	12,289
	Daito Trust Construction Co., Ltd. (Real estate management & development)	220,100	20,179
	Dr Ci:Labo Co., Ltd. (Personal products)	997	6,436
	Exedy Corporation (Auto components)	376,300	14,249
	F.C.C. Co., Ltd. (Auto components)	270,203	5,622
	Fanuc, Ltd. (Machinery)	215,600	29,698
	Fast Retailing Co., Ltd. (Specialty retail)	202,400	36,249
	Gree, Inc. (Internet software & services)	558,900	17,045
	K’s Holdings Corporation (Specialty retail)	380,700	14,939
	Kakaku.com, Inc. (Internet software & services)	237,700	9,757
	Kaken Pharmaceutical Co., Ltd. (Pharmaceuticals)	465,000	6,499
	Keyence Corporation (Electronic equipment, instruments & components)	99,000	27,092

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—13.6%—(continued)
	Miraca Holdings, Inc. (Health care providers & services)	220,100	$9,674
	MISUMI Group, Inc. (Trading companies & distributors)	301,300	6,696
	Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	244,300	13,264
	Nitori Co., Ltd. (Specialty retail)	294,770	29,671
	ORIX Corporation (Diversified financial services)	353,730	27,763
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	82,000	8,852
	SMC Corporation (Machinery)	110,000	16,078
	Softbank Corporation (Wireless telecommunication services)	2,184,100	63,907
	Start Today Co., Ltd. (Internet & catalog retail)	242,900	5,263
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	2,059,200	58,019
	United Arrows, Ltd. (Specialty retail)	142,000	2,698

			441,939

	Emerging Asia—10.6%
	China—0.7%
	AAC Technologies Holdings, Inc. (Communications equipment)	864,000	1,853
*	China Minzhong Food Corporation, Ltd. (Food products)	2,431,000	1,618
	Dongyue Group (Chemicals)	7,662,000	3,790
	Golden Eagle Retail Group, Ltd. (Multiline retail)	2,874,000	5,858
	Great Wall Motor Co., Ltd. (Automobiles)	4,503,500	5,129
	Haitian International Holdings, Ltd. (Machinery)	4,720,000	3,669
	Intime Department Store Group Co., Ltd. (Multiline retail)	813,000	901
*	Sun Art Retail Group, Ltd. (Food & staples retailing)	845,500	879

			23,697

	India—2.6%
	Axis Bank, Ltd. (Commercial banks)	441,961	9,134
	HDFC Bank, Ltd. (Commercial banks)	1,452,746	13,743
	Lupin, Ltd. (Pharmaceuticals)	861,361	8,303
	Shriram Transport Finance Co., Ltd. (Consumer finance)	679,722	8,444
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	1,161,391	10,913
	Tata Consultancy Services, Ltd. (IT services)	1,561,168	32,858

			83,395

	Indonesia—1.6%
	PT Bank Rakyat Indonesia (Commercial banks)	31,285,000	20,484
	PT Indofood Sukses Makmur Tbk (Food products)	12,727,000	7,233
	PT Kalbe Farma Tbk (Pharmaceuticals)	24,030,500	8,798
	PT United Tractors Tbk (Machinery)	6,333,606	15,651

			52,166

	Philippines—0.2%
	Alliance Global Group, Inc. (Industrial conglomerates)	38,336,000	8,095

	South Korea—4.3%
	Celltrion, Inc. (Pharmaceuticals)	129,893	4,766
	Hyundai Mobis (Auto components)	84,238	23,859
	Hyundai Motor Co. (Automobiles)	142,068	24,836
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	64,410	44,975
	Samsung Engineering Co., Ltd. (Construction & engineering)	87,472	16,888
	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	132,313	23,996

			139,320

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—10.6%—(continued)
	Taiwan—0.6%
	Catcher Technology Co., Ltd. (Computers & peripherals)	1,914,000	$10,958
*	TPK Holding Co., Ltd. (Electronic equipment, instruments & components)	416,000	7,704

			18,662

	Thailand—0.6%
	Bangkok Dusit Medical Services PCL (Health care providers & services)	2,780,800	5,705
	Kasikornbank PCL (Commercial banks)	3,657,300	13,886

			19,591

	Emerging Latin America—6.6%
	Brazil—4.3%
	BR Malls Participacoes S.A. (Real estate management & development)	1,106,900	11,309
	BR Properties S.A. (Real estate management & development)	726,600	6,600
	CETIP S.A. - Balcao Organizado de Ativos e Derivativos (Capital markets)	375,500	4,693
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	528,100	13,748
	Cia Hering (Specialty retail)	697,600	11,654
	Drogasil S.A. (Food & staples retailing)	484,400	2,898
	Iochpe-Maxion S.A. (Machinery)	433,300	4,383
	OdontoPrev S.A. (Health care providers & services)	620,600	9,172
*	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	2,625,300	16,057
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	3,890,600	43,246
	Sul America S.A. (Insurance)	673,300	5,730
*	T4F Entretenimento S.A. (Media)	414,000	2,488
	Tractebel Energia S.A. (Independent power producers & energy traders)	580,900	8,064

			140,042

	Chile—1.2%
	Banco Santander Chile—ADR (Commercial banks)	160,487	11,793
*	CFR Pharmaceuticals S.A. (Pharmaceuticals)	24,643,519	5,311
	Parque Arauco S.A. (Real estate management & development)	4,086,443	6,693
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	257,608	12,316
	Sonda S.A. (IT services)	1,436,528	3,096

			39,209

	Mexico—0.4%
	Compartamos S.A.B. de C.V. (Consumer finance)	5,404,100	7,306
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	2,891,356	4,768

			12,074

	Panama—0.2%
	Copa Holdings S.A. (Airlines)†	91,527	5,608

	Peru—0.5%
	Credicorp, Ltd. (Commercial banks)†	196,972	18,161

	Canada—6.6%
	Alimentation Couche Tard, Inc. (Food & staples retailing)	727,154	20,401
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	1,813,528	49,963
	Canadian Western Bank (Commercial banks)	341,004	8,357
*	Celtic Exploration, Ltd. (Oil, gas & consumable fuels)	141,265	3,043

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Canada—6.6%—(continued)
	CI Financial Corporation (Capital markets)	722,797	$14,306
	Crescent Point Energy Corporation (Oil, gas & consumable fuels)	344,344	12,963
	Dollarama, Inc. (Multiline retail)	307,100	10,638
	Home Capital Group, Inc. (Thrifts & mortgage finance)	79,861	3,323
	Intact Financial Corporation (Insurance)	158,121	8,681
	Intact Financial Corporation —144A (Insurance)	83,672	4,594
	Laurentian Bank of Canada (Commercial banks)	110,237	4,712
	National Bank of Canada (Commercial banks)	296,218	19,756
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	476,070	9,054
	Saputo, Inc. (Food products)	493,850	19,454
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	526,903	24,492

			213,737

	Emerging Europe, Mid-East, Africa—3.2%
	Egypt—0.2%
	Commercial International Bank Egypt S.A.E. (Commercial banks)	1,297,562	4,959
*	Egyptian Financial Group-Hermes Holding (Capital markets)	596,745	1,664

			6,623

	Poland—0.1%
	Eurocash S.A. (Food & staples retailing)	367,526	2,601

	South Africa—2.0%
	Clicks Group, Ltd. (Multiline retail)	1,560,352	7,232
	Life Healthcare Group Holdings, Ltd. (Health care providers & services)	3,395,117	8,109
	Sasol, Ltd. (Oil, gas & consumable fuels)	474,551	19,462
	Shoprite Holdings, Ltd. (Food & staples retailing)	1,027,575	14,389
	The Foschini Group, Ltd. (Specialty retail)	930,002	9,751
	Wilson Bayly Holmes-Ovcon, Ltd. (Construction & engineering)	422,777	5,414

			64,357

	Turkey—0.9%
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	300,314	8,267
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	980,075	3,477
	Turkiye Halk Bankasi A.S. (Commercial banks)	2,290,060	16,344

			28,088

	Asia—2.2%
	Hong Kong—0.7%
	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)	5,743,000	2,181
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified telecommunication services)	22,424,000	7,825
	Sa Sa International Holdings, Ltd. (Specialty retail)	5,822,000	3,452
	SmarTone Telecommunications Holdings, Ltd. (Wireless telecommunication services)	4,635,000	6,953
	Value Partners Group, Ltd. (Capital markets)	9,439,000	3,647

			24,058

	Singapore—1.5%
*	Biosensors International Group, Ltd. (Health care equipment & supplies)	3,998,000	3,693
	CapitaMalls Asia, Ltd. (Real estate management & development)	12,455,000	11,478
*	Global Logistic Properties, Ltd. (Real estate management & development)	12,565,000	15,757

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia—2.2%—(continued)
Singapore—1.5%—(continued)
Keppel Corporation, Ltd. (Industrial conglomerates)	2,838,300	$16,644

		47,572

Total Common Stocks—97.9% (cost $3,336,343)		3,180,856

Convertible Bond
Brazil—0.1%
Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$2,875	1,608

Total Convertible Bond—0.1% (cost $1,491)		1,608

Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 9/30/11, due 10/3/11, repurchase price $77,498, collateralized by FHLMC, 0.500%, due 2/8/13	77,498	77,498

Total Repurchase Agreement—2.4% (cost $77,498)		77,498

Total Investments—100.4% (cost $3,415,332)		3,259,962
Liabilities, plus cash and other assets—(0.4)%		(11,445)

Net assets—100.0%		$3,248,517

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.05% of the Fund’s net assets at September 30, 2011.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.05% of the net assets at September 30, 2011.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

At September 30, 2011, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	20.8%
Consumer Discretionary	15.8%
Industrials	11.5%
Information Technology	9.8%
Energy	9.6%
Health Care	8.8%
Consumer Staples	8.5%
Materials	8.1%
Utilities	4.1%
Telecommunication Services	3.0%

Total	100.0%

At September 30, 2011, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	25.9%
Euro	21.1%
Japanese Yen	13.9%
Canadian Dollar	5.2%
Swiss Franc	4.8%
Brazilian Real	4.5%
South Korean Won	4.4%
U.S. Dollar	4.2%
Indian Rupee	2.6%
South African Rand	2.0%
Swedish Krona	2.0%
Indonesian Rupiah	1.6%
Hong Kong Dollar	1.6%
Singapore Dollar	1.5%
All Other Currencies	4.7%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—32.7%
	Belgium—2.0%
	Anheuser-Busch InBev N.V. (Beverages)	31,811	$1,688

	Denmark—1.6%
	Novo Nordisk A/S (Pharmaceuticals)	13,389	1,335

	France—5.3%
	Air Liquide S.A. (Chemicals)	2,849	333
	AXA S.A. (Insurance)	58,908	766
	Cie Generale des Etablissements Michelin (Auto components)	11,239	672
	Essilor International S.A. (Health care equipment & supplies)	21,377	1,537
	L’Oreal S.A. (Personal products)	12,216	1,192

			4,500

	Germany—5.2%
	Fresenius Medical Care AG & Co. KGaA (Health care providers & services)	30,660	2,080
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	104,723	773
	SAP AG (Software)	31,132	1,584

			4,437

	Ireland—2.7%
*	Ryanair Holdings plc—ADR (Airlines)	30,202	778
	Shire plc (Pharmaceuticals)	49,896	1,556

			2,334

	Israel—2.9%
*	Check Point Software Technologies, Ltd. (Software)†	27,408	1,446
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	28,587	1,064

			2,510

	Italy—1.8%
	Saipem SpA (Energy equipment & services)	42,702	1,499

	Netherlands—1.5%
	Unilever N.V. (Food products)	41,690	1,320

	Spain—2.1%
	Banco Santander S.A. (Commercial banks)	104,166	852
	Inditex S.A. (Specialty retail)	10,933	933

			1,785

	Sweden—0.8%
	Atlas Copco AB (Machinery)	40,931	724

	Switzerland—6.8%
*	ABB, Ltd. (Electrical equipment)	51,546	882
*	Julius Baer Group, Ltd. (Capital markets)	22,486	752
	Nestle S.A. (Food products)	26,088	1,436
	Roche Holding AG (Pharmaceuticals)	10,236	1,653
*	Syngenta AG (Chemicals)	4,375	1,137

			5,860

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—25.5%
	BG Group plc (Oil, gas & consumable fuels)	84,069	$1,610
	British Sky Broadcasting Group plc (Media)	87,846	905
	Burberry Group plc (Textiles, apparel & luxury goods)	62,627	1,137
	Centrica plc (Multi-utilities)	251,029	1,157
	Compass Group plc (Hotels, restaurants & leisure)	187,100	1,509
	Diageo plc (Beverages)	72,129	1,375
	Experian plc (Professional services)	88,106	989
	HSBC Holdings plc (Commercial banks)	150,503	1,150
	Johnson Matthey plc (Chemicals)	32,654	801
	Pearson plc (Media)	75,144	1,325
	Petrofac, Ltd. (Energy equipment & services)	51,357	950
	Prudential plc (Insurance)	180,338	1,549
*	Rolls-Royce Holdings plc (Aerospace & defense)	153,760	1,414
	Scottish & Southern Energy plc (Electric utilities)	60,598	1,216
	Standard Chartered plc (Commercial banks)	56,656	1,130
	The Capita Group plc (Professional services)	107,836	1,181
	Tullow Oil plc (Oil, gas & consumable fuels)	61,932	1,253
	Vodafone Group plc (Wireless telecommunication services)	466,282	1,202

			21,853

	Canada—10.7%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	47,050	1,296
	Canadian National Railway Co. (Road & rail)†	15,844	1,055
	Goldcorp, Inc. (Metals & mining)†	23,224	1,060
	National Bank of Canada (Commercial banks)	15,802	1,054
	Potash Corporation of Saskatchewan, Inc. (Chemicals)†	11,783	509
	Saputo, Inc. (Food products)	26,104	1,028
	The Toronto-Dominion Bank (Commercial banks)	24,857	1,769
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	30,127	1,401

			9,172

	Japan—9.9%
	Daito Trust Construction Co., Ltd. (Real estate management & development)	12,900	1,183
	Fanuc, Ltd. (Machinery)	8,100	1,116
	Fast Retailing Co., Ltd. (Specialty retail)	8,200	1,469
	Keyence Corporation (Electronic equipment, instruments & components)	5,300	1,450
	Mitsubishi Corporation (Trading companies & distributors)	53,600	1,091
	Nitori Co., Ltd. (Specialty retail)	11,200	1,127
	Softbank Corporation (Wireless telecommunication services)	33,900	992

			8,428

	Emerging Asia—9.3%
	China—3.0%
	Belle International Holdings, Ltd. (Specialty retail)	471,000	812
	China Overseas Land & Investment, Ltd. (Real estate management & development)	648,000	925
	China Shenhua Energy Co., Ltd. (Oil, gas & consumable fuels)	217,500	853

			2,590

	India—0.8%
	Tata Consultancy Services, Ltd. (IT services)	34,174	719

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—9.3%—(continued)
Indonesia—1.1%
PT Bank Rakyat Indonesia (Commercial banks)	1,415,000	$927

South Korea—4.4%
Hyundai Motor Co. (Automobiles)	7,398	1,293
Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	1,954	1,365
Samsung Engineering Co., Ltd. (Construction & engineering)	5,734	1,107

		3,765

Emerging Latin America—4.6%
Brazil—2.5%
Cia de Bebidas das Americas—ADR (Beverages)	41,715	1,279
Embraer S.A.—ADR (Aerospace & defense)	33,874	859

		2,138

Mexico—1.1%
Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	401,500	921

Panama—1.0%
Copa Holdings S.A. (Airlines)†	14,960	916

Asia—2.4%
Australia—1.3%
BHP Billiton, Ltd.—ADR (Metals & mining)	16,806	1,117

Hong Kong—1.1%
Wynn Macau, Ltd. (Hotels, restaurants & leisure)	362,000	856

Emerging Europe, Mid-East, Africa—0.8%
South Africa—0.8%
Sasol, Ltd. (Oil, gas & consumable fuels)	17,337	711

Total Common Stocks—95.9% (cost $83,080)		82,105

Preferred Stock
Brazil—0.8%
Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	64,293	653

Total Preferred Stock—0.8% (cost $913)		653

Total Investments—96.7% (cost $83,993)		82,758
Cash and other assets, less liabilities—3.3%		2,857

Net assets—100.0%		$85,615

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

At September 30, 2011, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	16.2%
Financials	16.1%
Industrials	14.6%
Consumer Staples	12.4%
Health Care	11.1%
Energy	9.1%
Information Technology	8.9%
Materials	6.0%
Utilities	2.9%
Telecommunication Services	2.7%

Total	100.0%

At September 30, 2011, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	26.9%
Euro	18.4%
U.S. Dollar	13.8%
Japanese Yen	10.2%
Swiss Franc	7.1%
Canadian Dollar	6.3%
Hong Kong Dollar	5.6%
South Korean Won	4.5%
Danish Krone	1.6%
Indonesian Rupiah	1.1%
Mexican Peso	1.1%
All Other Currencies	3.4%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—23.3%
	Finland—1.9%
	Nokian Renkaat Oyj (Auto components)	388,697	$11,637

	Germany—6.9%
	Aixtron AG (Semiconductors & semiconductor equipment)	574,839	8,339
	Delticom AG (Specialty retail)	12,042	1,038
	ElringKlinger AG (Auto components)	125,315	2,930
	Gerry Weber International AG (Textiles, apparel & luxury goods)	149,350	4,250
	MTU Aero Engines Holding AG (Aerospace & defense)	186,349	11,620
	Wincor Nixdorf AG (Computers & peripherals)	192,927	8,662
	Wirecard AG (IT services)	300,774	4,602

			41,441

	Ireland—1.3%
	Paddy Power plc (Hotels, restaurants & leisure)	148,367	7,639

	Italy—3.5%
	De’Longhi SpA (Household durables)	416,391	3,749
	DiaSorin SpA (Health care equipment & supplies)	152,409	5,626
*	Salvatore Ferragamo Italia SpA (Textiles, apparel & luxury goods)	366,906	4,901
	Tod’s SpA (Textiles, apparel & luxury goods)	51,416	4,337
*	Yoox SpA (Internet & catalog retail)	206,268	2,644

			21,257

	Luxembourg—0.9%
*	L’Occitane International S.A. (Specialty retail)	2,685,250	5,408

	Norway—0.2%
	Opera Software ASA (Internet software & services)	302,400	1,336

	Spain—2.1%
	Viscofan S.A. (Food products)	350,690	12,620

	Sweden—2.8%
	Elekta AB (Health care equipment & supplies)	90,083	3,389
	JM AB (Household durables)	532,743	6,826
	Mekonomen AB (Specialty retail)	75,735	2,347
	NIBE Industrier AB (Building products)	314,817	4,518

			17,080

	Switzerland—3.7%
*	Meyer Burger Technology AG (Machinery)	282,601	7,163
	Partners Group Holding AG (Capital markets)	93,493	15,394

			22,557

	United Kingdom—22.0%
	Abcam plc (Biotechnology)	987,800	5,574
*	ASOS plc (Internet & catalog retail)	229,825	5,415
	Aveva Group plc (Software)	206,678	4,506
	Babcock International Group plc (Commercial services & supplies)	1,390,559	14,177
*	Blinkx plc (Internet software & services)	1,335,698	3,056
	Carphone Warehouse Group plc (Specialty retail)	852,792	4,479
	Dunelm Group plc (Specialty retail)	457,546	3,363

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—22.0%—(continued)
*	EnQuest plc (Oil, gas & consumable fuels)	1,242,566	$1,716
	Fenner plc (Machinery)	1,189,930	5,737
	Fidessa Group plc (Software)	98,691	2,407
	Halma plc (Electronic equipment, instruments & components)	547,712	2,677
	Hargreaves Lansdown plc (Capital markets)	681,231	4,756
	Hikma Pharmaceuticals plc (Pharmaceuticals)	288,237	2,546
	IG Group Holdings plc (Diversified financial services)	656,826	4,552
*	Imagination Technologies Group plc (Computers & peripherals)	543,927	3,515
	Intertek Group plc (Professional services)	128,368	3,692
	Lancashire Holdings, Ltd. (Insurance)	949,829	10,194
	Meggitt plc (Aerospace & defense)	1,063,446	5,506
	Moneysupermarket.com Group plc (Internet software & services)	2,961,945	4,726
*	Ocado Group plc (Internet & catalog retail)	585,022	859
	Restaurant Group plc (Hotels, restaurants & leisure)	698,675	2,983
*	Salamander Energy plc (Oil, gas & consumable fuels)	1,026,256	3,160
	Serco Group plc (Commercial services & supplies)	777,347	6,150
	Spirax-Sarco Engineering plc (Machinery)	284,489	7,907
*	Sports Direct International plc (Specialty retail)	1,373,025	4,623
	St James’s Place plc (Insurance)	963,184	4,619
	Synergy Health plc (Health care providers & services)	212,752	2,835
*	Telecity Group plc (Internet software & services)	420,633	3,629
	Victrex plc (Chemicals)	230,477	3,902

			133,261

	Japan—16.3%
	Ain Pharmaciez, Inc. (Food & staples retailing)	115,600	5,094
	Asics Corporation (Textiles, apparel & luxury goods)	375,000	5,120
	CyberAgent, Inc. (Media)	2,763	7,379
	Dr Ci:Labo Co., Ltd. (Personal products)	972	6,275
	Exedy Corporation (Auto components)	284,800	10,784
	F.C.C. Co., Ltd. (Auto components)	334,709	6,964
	Gree, Inc. (Internet software & services)	219,530	6,695
	K’s Holdings Corporation (Specialty retail)	200,300	7,860
	Kakaku.com, Inc. (Internet software & services)	138,000	5,665
	M3, Inc. (Health care technology)	1,642	8,175
	Miraca Holdings, Inc. (Health care providers & services)	334,000	14,681
	Nabtesco Corporation (Machinery)	164,000	3,100
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	81,200	8,765
	United Arrows, Ltd. (Specialty retail)	95,200	1,809

			98,366

	Emerging Asia—13.2%
	China—4.1%
	AAC Technologies Holdings, Inc. (Communications equipment)	1,657,559	3,554
	China Shanshui Cement Group, Ltd. (Construction materials)	2,465,000	1,669
	Comba Telecom Systems Holdings, Ltd. (Communications equipment)	4,175,526	3,037
	Great Wall Motor Co., Ltd. (Automobiles)	2,465,250	2,808
	Haitian International Holdings, Ltd. (Machinery)	4,547,496	3,535
	Hengdeli Holdings, Ltd. (Specialty retail)	13,860,000	4,755
	Intime Department Store Group Co., Ltd. (Multiline retail)	622,500	689
	Minth Group, Ltd. (Auto components)	1,983,384	1,796

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—13.2%—(continued)
	China—4.1%—(continued)
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	233,750	$2,721

			24,564

	India—1.9%
	eClerx Services, Ltd. (Professional services)	141,088	2,094
	Ipca Laboratories, Ltd. (Pharmaceuticals)	565,748	2,960
*	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	163,363	2,632
	Motherson Sumi Systems, Ltd. (Auto components)	733,864	2,639
	Oberoi Realty, Ltd. (Real estate management & development)	272,339	1,284

			11,609

	Indonesia—3.5%
	PT Harum Energy Tbk (Oil, gas & consumable fuels)	10,669,500	8,507
	PT Indofood CBP Sukses Makmur Tbk (Food products)	11,294,000	6,269
	PT Kalbe Farma Tbk (Pharmaceuticals)	8,969,000	3,284
	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food products)	14,035,000	3,236

			21,296

	South Korea—1.2%
	Daum Communications Corporation (Internet software & services)	57,580	6,905

	Taiwan—2.0%
	Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	2,146,000	4,563
	Simplo Technology Co., Ltd. (Computers & peripherals)	390,500	2,399
	TSRC Corporation (Chemicals)	2,370,600	5,173

			12,135

	Thailand—0.5%
	Bangkok Dusit Medical Services PCL (Health care providers & services)	1,536,000	3,151

	Canada—7.1%
	Canadian Western Bank (Commercial banks)	336,700	8,251
*	Celtic Exploration, Ltd. (Oil, gas & consumable fuels)	261,961	5,642
	Dollarama, Inc. (Multiline retail)	202,430	7,012
	Home Capital Group, Inc. (Thrifts & mortgage finance)	91,940	3,825
*	Legacy Oil + Gas, Inc. (Oil, gas & consumable fuels)	665,507	5,144
	Petrominerales, Ltd. (Oil, gas & consumable fuels)	236,212	4,644
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	442,012	8,407

			42,925

	Emerging Europe, Mid-East, Africa—6.4%
	Poland—0.7%
	Lubelski Wegiel Bogdanka S.A. (Oil, gas & consumable fuels)	136,929	4,217

	Russia—0.2%
*	Etalon Group Ltd.—144A—GDR (Real estate management & development)	450,203	1,557

	South Africa—3.8%
	Capitec Bank Holdings, Ltd. (Commercial banks)	202,076	4,799

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—6.4%—(continued)
	South Africa—3.8%—(continued)
	Clicks Group, Ltd. (Multiline retail)	1,570,791	$7,280
	Coronation Fund Managers, Ltd. (Capital markets)	1,728,619	4,267
	Mr Price Group, Ltd. (Specialty retail)	773,929	6,414

			22,760

	Turkey—1.1%
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	970,039	3,441
	Turkiye Sinai Kalkinma Bankasi A.S. (Commercial banks)	3,273,778	3,497

			6,938

	United Arab Emirates—0.6%
	Aramex Co. (Air freight & logistics)	6,960,160	3,376

	Asia—4.9%
	Australia—1.4%
	Cochlear, Ltd. (Health care equipment & supplies)	109,167	4,839
	Iress Market Technology, Ltd. (IT services)	529,516	3,551

			8,390

	Hong Kong—2.9%
	ASM Pacific Technology, Ltd. (Semiconductors & semiconductor equipment)	328,000	3,202
	Sa Sa International Holdings, Ltd. (Specialty retail)	6,360,000	3,771
	SmarTone Telecommunications Holdings, Ltd. (Wireless telecommunication services)	5,874,000	8,812
	Value Partners Group, Ltd. (Capital markets)	3,761,000	1,453

			17,238

	Singapore—0.6%
*	Biosensors International Group, Ltd. (Health care equipment & supplies)	2,515,000	2,323
	Goodpack, Ltd. (Air freight & logistics)	1,228,000	1,417

			3,740

	Emerging Latin America—4.2%
	Brazil—2.8%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	234,396	2,368
	CETIP S.A. - Balcao Organizado de Ativos e Derivativos (Capital markets)	327,155	4,089
	Drogasil S.A. (Food & staples retailing)	327,400	1,959
	OdontoPrev S.A. (Health care providers & services)	350,400	5,179
*	Restoque Comercio e Confeccoes de Roupas S.A. (Textiles, apparel & luxury goods)	193,400	2,145
*	T4F Entretenimento S.A. (Media)	203,800	1,225

			16,965

	Chile—0.5%
*	CFR Pharmaceuticals S.A. (Pharmaceuticals)	14,537,745	3,133

	Mexico—0.9%
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	2,194,720	3,619
	Grupo Comercial Chedraui S.A. de C.V. (Food & staples retailing)	598,287	1,420

			5,039

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—97.4% (cost $623,176)		588,540

Convertible Bond
Brazil—0.1%
Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$959	$536

Total Convertible Bond—0.1% (cost $497)		536

Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 9/30/11, due 10/3/11, repurchase price $9,432, collateralized by Federal Home Loan Bank, 0.255%, due 7/20/12	9,432	9,432

Total Repurchase Agreement—1.6% (cost $9,432)		9,432

Total Investments—99.1% (cost $633,105)		598,508
Cash and other assets, less liabilities—0.9%		5,645

Net assets—100.0%		$604,153

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.09% of the Fund’s net assets at September 30, 2011.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.09% of the net assets at September 30, 2011.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

At September 30, 2011, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	28.5%
Information Technology	14.8%
Health Care	14.1%
Industrials	13.7%
Financials	12.3%
Energy	7.0%
Consumer Staples	6.3%
Materials	1.8%
Telecommunication Services	1.5%

Total	100.0%

At September 30, 2011, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	22.6%
Euro	16.8%
Japanese Yen	16.7%
Hong Kong Dollar	7.5%
Canadian Dollar	7.3%
South African Rand	3.9%
Swiss Franc	3.8%
Indonesian Rupiah	3.6%
Brazilian Real	3.0%
Swedish Krona	2.9%
New Taiwan Dollar	2.0%
Indian Rupee	2.0%
Australian Dollar	1.4%
Turkish Lira	1.2%
South Korean Won	1.2%
All Other Currencies	4.1%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—54.5%
	China—11.0%
	AAC Technologies Holdings, Inc. (Communications equipment)	1,011,949	$2,170
*	Baidu, Inc.—ADR (Internet software & services)	62,012	6,630
	Belle International Holdings, Ltd. (Specialty retail)	5,554,000	9,575
	China Vanke Co., Ltd. (Real estate management & development)	1,394,023	1,198
	CNOOC, Ltd. (Oil, gas & consumable fuels)	5,106,000	8,210
	Comba Telecom Systems Holdings, Ltd. (Communications equipment)	2,880,496	2,095
	Dongfeng Motor Group Co., Ltd. (Automobiles)	6,896,000	9,349
	Golden Eagle Retail Group, Ltd. (Multiline retail)	1,705,000	3,475
	Great Wall Motor Co., Ltd. (Automobiles)	1,605,500	1,828
	Haitian International Holdings, Ltd. (Machinery)	1,354,185	1,053
	Hengdeli Holdings, Ltd. (Specialty retail)	6,684,000	2,293
	Industrial and Commercial Bank of China, Ltd. Class “H” (Commercial banks)	14,355,580	6,932
	Minth Group, Ltd. (Auto components)	154,000	139
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	841,500	4,705
*	Sun Art Retail Group, Ltd. (Food & staples retailing)	4,455,500	4,634
	Tencent Holdings, Ltd. (Internet software & services)	247,400	5,132
	Want Want China Holdings, Ltd. (Food products)	11,187,000	10,132
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	151,682	1,765
	Yingde Gases (Chemicals)	2,028,500	1,837
*	Youku.com, Inc.—ADR (Internet software & services)	108,969	1,783

			84,935

	India—12.4%
	Asian Paints, Ltd. (Chemicals)	75,158	4,837
	Axis Bank, Ltd. (Commercial banks)	357,454	7,388
	Bajaj Auto, Ltd. (Automobiles)	150,420	4,698
	Dabur India, Ltd. (Personal products)	1,273,973	2,665
	Housing Development Finance Corporation (Thrifts & mortgage finance)	592,091	7,708
	IndusInd Bank, Ltd. (Commercial banks)	431,270	2,296
	Infosys Technologies, Ltd. (IT services)	280,039	14,391
	ITC, Ltd. (Tobacco)	3,980,331	16,034
*	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	106,913	1,723
	Lupin, Ltd. (Pharmaceuticals)	421,476	4,063
	Motherson Sumi Systems, Ltd. (Auto components)	480,867	1,729
	Nestle India, Ltd. (Food products)	63,226	5,471
	Shriram Transport Finance Co., Ltd. (Consumer finance)	94,589	1,175
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	411,120	3,863
	Tata Consultancy Services, Ltd. (IT services)	572,606	12,052
	Tata Motors, Ltd. (Automobiles)	1,755,785	5,548

			95,641

	Indonesia—6.0%
	PT Astra International Tbk (Automobiles)	1,724,000	12,324
	PT Bank Rakyat Indonesia (Commercial banks)	18,675,500	12,228
	PT Harum Energy Tbk (Oil, gas & consumable fuels)	2,278,000	1,816
	PT Indo Tambangraya Megah (Oil, gas & consumable fuels)	1,098,000	4,838
	PT Indofood Sukses Makmur Tbk (Food products)	7,482,000	4,252
	PT Kalbe Farma Tbk (Pharmaceuticals)	5,598,000	2,050
	PT Unilever Indonesia Tbk (Household products)	3,280,000	6,115
	PT United Tractors Tbk (Machinery)	1,036,757	2,562

			46,185

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—54.5%—(continued)
	Malaysia—1.7%
	Axiata Group Bhd (Wireless telecommunication services)	3,825,100	$5,471
	CIMB Group Holdings Bhd (Commercial banks)	2,440,700	5,290
	Kuala Lumpur Kepong Bhd (Food products)	324,800	2,134

			12,895

	Papua New Guinea—1.4%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	1,936,317	10,438

	Philippines—0.2%
	Alliance Global Group, Inc. (Industrial conglomerates)	8,473,800	1,789

	South Korea—11.5%
	Celltrion, Inc. (Pharmaceuticals)	54,422	1,997
	Hyundai Mobis (Auto components)	33,692	9,543
	Hyundai Motor Co. (Automobiles)	84,493	14,771
	LG Household & Health Care, Ltd. (Household products)	21,294	9,572
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	39,246	27,404
	Samsung Engineering Co., Ltd. (Construction & engineering)	70,543	13,619
	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	34,144	6,192
	Samsung Heavy Industries Co., Ltd. (Machinery)	217,033	4,968

			88,066

	Taiwan—7.0%
	Catcher Technology Co., Ltd. (Computers & peripherals)	396,000	2,267
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	7,050,191	15,711
	HTC Corporation (Communications equipment)	716,800	15,739
	Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	1,308,000	2,781
	Simplo Technology Co., Ltd. (Computers & peripherals)	550,300	3,380
*	TPK Holding Co., Ltd. (Electronic equipment, instruments & components)	271,400	5,026
	TSRC Corporation (Chemicals)	1,562,500	3,410
*	Yuanta Financial Holding Co., Ltd. (Capital markets)	11,532,641	5,781

			54,095

	Thailand—3.3%
	CP ALL PCL (Food & staples retailing)	8,078,200	12,400
	Kasikornbank PCL (Commercial banks)	3,166,300	12,022
	Siam Makro PCL (Food & staples retailing)	132,100	924

			25,346

	Emerging Latin America—23.5%
	Brazil—12.6%
	BR Malls Participacoes S.A. (Real estate management & development)	433,916	4,433
	BR Properties S.A. (Real estate management & development)	197,105	1,791
	CETIP S.A. - Balcao Organizado de Ativos e Derivativos (Capital markets)	322,582	4,032
	Cia de Bebidas das Americas—ADR (Beverages)	691,976	21,209
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	229,900	5,985
	Cia Hering (Specialty retail)	250,570	4,186
	CPFL Energia S.A.—ADR (Electric utilities)	244,381	5,413
	Drogasil S.A. (Food & staples retailing)	190,094	1,137
	Embraer S.A.—ADR (Aerospace & defense)	417,228	10,585
	Lojas Renner S.A. (Multiline retail)	149,800	4,035

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—23.5%—(continued)
	Brazil—12.6%—(continued)
	OdontoPrev S.A. (Health care providers & services)	153,122	$2,263
*	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	898,760	5,497
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	982,087	3,202
	Sul America S.A. (Insurance)	140,857	1,199
	Totvs S.A. (Software)	211,795	3,605
	Tractebel Energia S.A. (Independent power producers & energy traders)	615,954	8,550
	Vale S.A.—ADR (Metals & mining)	424,646	9,682

			96,804

	Chile—3.3%
	Banco Santander Chile—ADR (Commercial banks)	131,373	9,653
*	CFR Pharmaceuticals S.A. (Pharmaceuticals)	9,456,909	2,038
	S.A.C.I. Falabella (Multiline retail)	702,820	5,610
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	115,266	5,511
	Sonda S.A. (IT services)	1,216,050	2,621

			25,433

	Colombia—0.6%
	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	230,511	4,883

	Mexico—6.2%
	America Movil S.A.B. de C.V. (Wireless telecommunication services)	18,851,779	20,811
	Coca-Cola Femsa S.A.B. de C.V.—ADR (Beverages)	69,734	6,187
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	1,968,834	3,247
	Mexichem S.A.B. de C.V. (Chemicals)	436,000	1,311
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	7,101,600	16,284

			47,840

	Peru—0.8%
	Credicorp, Ltd. (Commercial banks)†	63,433	5,849

	Emerging Europe, Mid-East, Africa—15.0%
	Poland—0.4%
	Eurocash S.A. (Food & staples retailing)	424,559	3,006

	Qatar—1.3%
	Industries Qatar QSC (Industrial conglomerates)	245,000	8,241
	Qatar National Bank S.A.Q. (Commercial banks)	45,434	1,763

			10,004

	Russia—1.7%
*	Etalon Group Ltd.—144A—GDR (Real estate management & development)	565,600	1,956
	Magnit OAO (Food & staples retailing)†	63,620	5,303
*	Mail.ru Group, Ltd.—GDR (Internet software & services)	70,289	2,035
*	X5 Retail Group N.V.—GDR (Food & staples retailing)	142,007	3,905

			13,199

	South Africa—8.2%
	Clicks Group, Ltd. (Multiline retail)	1,022,669	4,740
	Life Healthcare Group Holdings, Ltd. (Health care providers & services)	1,841,455	4,398

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—15.0%—(continued)
South Africa—8.2%—(continued)
Mr Price Group, Ltd. (Specialty retail)	498,834	$4,134
MTN Group, Ltd. (Wireless telecommunication services)	997,626	16,298
Naspers, Ltd. (Media)	126,323	5,455
Sasol, Ltd. (Oil, gas & consumable fuels)	319,495	13,103
Shoprite Holdings, Ltd. (Food & staples retailing)	397,357	5,564
The Foschini Group, Ltd. (Specialty retail)	377,703	3,960
Truworths International, Ltd. (Specialty retail)	619,901	5,389

		63,041

Turkey—3.4%
BIM Birlesik Magazalar A.S. (Food & staples retailing)	99,039	2,726
Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	873,537	3,099
Turkiye Garanti Bankasi A.S. (Commercial banks)	2,527,507	9,781
Turkiye Halk Bankasi A.S. (Commercial banks)	1,470,130	10,492

		26,098

Total Common Stocks—93.0% (cost $777,951)		715,547

Preferred Stocks
Brazil—3.6%
Itau Unibanco Holding S.A. (Commercial banks)	707,378	10,929
Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	1,665,038	16,914

		27,843

Total Preferred Stocks—3.6% (cost $37,205)		27,843

Convertible Bond
Brazil—0.1%
Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$1,602	896

Total Convertible Bond—0.1% (cost $831)		896

Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 9/30/11, due 10/3/11, repurchase price $13,594, collateralized by FHLMC, 3.250%, due 11/10/20	13,594	13,594

Total Repurchase Agreement—1.8% (cost $13,594)		13,594

Total Investments—98.5% (cost $829,581)		757,880
Cash and other assets, less liabilities—1.5%		11,493

Net assets—100.0%		$769,373

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

ADR = American Depository Receipt

GDR = Global Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.12% of the Fund’s net assets at September 30, 2011.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.12% of the net assets at September 30, 2011.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

At September 30, 2011, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Staples	18.7%
Financials	18.1%
Information Technology	16.8%
Consumer Discretionary	16.2%
Energy	8.8%
Industrials	6.7%
Telecommunication Services	5.7%
Materials	3.6%
Health Care	3.5%
Utilities	1.9%

Total	100.0%

At September 30, 2011, the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	13.1%
Indian Rupee	12.9%
South Korean Won	11.8%
Brazilian Real	10.6%
Hong Kong Dollar	10.0%
South African Rand	8.5%
New Taiwan Dollar	7.3%
Indonesian Rupiah	6.2%
Mexican Peso	5.6%
Turkish Lira	3.5%
Thai Baht	3.4%
Malaysian Ringgit	1.7%
Australian Dollar	1.4%
Chilean Peso	1.4%
Qatari Rial	1.3%
All Other Currencies	1.3%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—55.6%
	China—11.7%
*	Baidu, Inc.—ADR (Internet software & services)	8,910	$952
	Belle International Holdings, Ltd. (Specialty retail)	869,000	1,498
	CNOOC, Ltd. (Oil, gas & consumable fuels)	668,000	1,074
	Dongfeng Motor Group Co., Ltd. (Automobiles)	968,000	1,312
	Industrial and Commercial Bank of China, Ltd. Class “H” (Commercial banks)	2,060,000	995
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	159,000	889
	Tencent Holdings, Ltd. (Internet software & services)	26,800	556
	Want Want China Holdings, Ltd. (Food products)	1,380,000	1,250

			8,526

	India—16.1%
	Bajaj Auto, Ltd. (Automobiles)	18,004	562
	HDFC Bank, Ltd. (Commercial banks)	126,498	1,197
	Housing Development Finance Corporation (Thrifts & mortgage finance)	79,959	1,041
	Infosys Technologies, Ltd. (IT services)	28,447	1,462
	ITC, Ltd. (Tobacco)	555,599	2,238
	Larsen & Toubro, Ltd. (Construction & engineering)	36,528	1,007
	Nestle India, Ltd. (Food products)	6,410	555
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	119,562	1,123
	Tata Consultancy Services, Ltd. (IT services)	72,305	1,522
	Tata Motors, Ltd. (Automobiles)	313,990	992

			11,699

	Indonesia—6.1%
	PT Astra International Tbk (Automobiles)	280,000	2,002
	PT Bank Rakyat Indonesia (Commercial banks)	2,372,000	1,553
	PT Indofood Sukses Makmur Tbk (Food products)	1,594,500	906

			4,461

	Malaysia—1.8%
	CIMB Group Holdings Bhd (Commercial banks)	619,000	1,341

	South Korea—13.0%
	Hyundai Mobis (Auto components)	6,545	1,854
	Hyundai Motor Co. (Automobiles)	12,214	2,135
	LG Household & Health Care, Ltd. (Household products)	3,110	1,398
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	3,664	2,559
	Samsung Engineering Co., Ltd. (Construction & engineering)	7,693	1,485

			9,431

	Taiwan—4.0%
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	565,700	1,261
	HTC Corporation (Communications equipment)	73,850	1,621

			2,882

	Thailand—2.9%
	CP ALL PCL (Food & staples retailing)	895,900	1,375
	Kasikornbank PCL (Commercial banks)	195,800	744

			2,119

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—21.5%
	Brazil—10.2%
	BR Malls Participacoes S.A. (Real estate management & development)	119,400	$1,220
	Cia de Bebidas das Americas—ADR (Beverages)	71,176	2,180
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	30,000	781
	CPFL Energia S.A.—ADR (Electric utilities)	31,317	694
	Embraer S.A.—ADR (Aerospace & defense)	29,072	738
	Tractebel Energia S.A. (Independent power producers & energy traders)	68,800	955
	Vale S.A.—ADR (Metals & mining)	36,753	838

			7,406

	Chile—4.3%
	Banco Santander Chile—ADR (Commercial banks)	19,223	1,412
	S.A.C.I. Falabella (Multiline retail)	128,478	1,026
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	14,344	686

			3,124

	Mexico—6.2%
	America Movil S.A.B. de C.V.—ADR (Wireless telecommunication services)	102,556	2,264
	Grupo Financiero Banorte S.A.B. de C.V. (Commercial banks)	246,700	729
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	674,100	1,546

			4,539

	Peru—0.8%
	Credicorp, Ltd. (Commercial banks)†	5,854	540

	Emerging Europe, Mid-East, Africa—16.5%
	Qatar—1.2%
	Industries Qatar QSC (Industrial conglomerates)	26,609	895

	Russia—3.0%
	Magnit OJSC—144A—GDR (Food & staples retailing)†	41,593	714
	Sberbank of Russian Federation (Commercial banks)†	398,074	861
*	X5 Retail Group N.V.—GDR (Food & staples retailing)	21,548	592

			2,167

	South Africa—9.8%
	MTN Group, Ltd. (Wireless telecommunication services)	131,796	2,153
	Naspers, Ltd. (Media)	41,842	1,807
	Sasol, Ltd. (Oil, gas & consumable fuels)	27,214	1,116
	Shoprite Holdings, Ltd. (Food & staples retailing)	91,362	1,279
	Truworths International, Ltd. (Specialty retail)	89,600	779

			7,134

	Turkey—2.5%
	Turkiye Garanti Bankasi A.S. (Commercial banks)	474,841	1,838

	Total Common Stocks—93.6% (cost $76,820)		68,102

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Preferred Stocks
Brazil—4.0%
Itau Unibanco Holding S.A. (Commercial banks)	103,085	$1,593
Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	132,355	1,344

		2,937

Total Preferred Stocks—4.0% (cost $3,938)		2,937

Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 9/30/11, due 10/3/11, repurchase price $2,478, collateralized by FNMA, 5.500%, due 12/27/22	$2,478	2,478

Total Repurchase Agreement—3.4% (cost $2,478)		2,478

Total Investments—101.0% (cost $83,236)		73,517
Liabilities, plus cash and other assets—(1.0)%		(762)

Net assets—100.0%		$72,755

ADR = American Depository Receipt

GDR = Global Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

At September 30, 2011, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	22.4%
Consumer Staples	19.8%
Consumer Discretionary	19.7%
Information Technology	14.0%
Industrials	6.9%
Telecommunication Services	6.2%
Energy	5.0%
Utilities	2.3%
Materials	2.1%
Health Care	1.6%

Total	100.0%

At September 30, 2011, the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	17.5%
Indian Rupee	16.5%
South Korean Won	13.3%
Hong Kong Dollar	10.7%
South African Rand	10.0%
Brazilian Real	8.3%
Indonesian Rupiah	6.3%
New Taiwan Dollar	4.0%
Mexican Peso	3.2%
Thai Baht	3.0%
Turkish Lira	2.6%
Malaysian Ringgit	1.9%
Chilean Peso	1.4%
Qatari Rial	1.3%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—32.4%
	Bank of the Ozarks, Inc.	99,325	$2,079
	Berkshire Hills Bancorp, Inc.	98,320	1,816
	BioMed Realty Trust, Inc.	180,020	2,983
	Brandywine Realty Trust	258,540	2,071
	CoBiz Financial, Inc.	439,745	1,966
	DuPont Fabros Technology, Inc.	99,710	1,963
*	Eagle Bancorp, Inc.	216,822	2,552
	Education Realty Trust, Inc.	267,680	2,299
	Excel Trust, Inc.	247,693	2,383
	First Potomac Realty Trust	212,797	2,654
	FirstMerit Corporation	232,368	2,640
	Hancock Holding Co.	97,645	2,615
	Highwoods Properties, Inc.	85,320	2,411
	LaSalle Hotel Properties	122,842	2,359
	Meadowbrook Insurance Group, Inc.	258,424	2,302
	Mid-America Apartment Communities, Inc.	32,155	1,936
*	National Financial Partners Corporation	186,585	2,041
	National Retail Properties, Inc.	102,240	2,747
	Old National Bancorp	286,866	2,674
	Platinum Underwriters Holdings, Ltd.†	66,575	2,047
	ProAssurance Corporation	37,250	2,683
	Prosperity Bancshares, Inc.	80,780	2,640
*	Safeguard Scientifics, Inc.	208,550	3,128
	Sandy Spring Bancorp, Inc.	106,580	1,559
	The Hanover Insurance Group, Inc.	91,650	3,254
	Webster Financial Corporation	144,355	2,209
*	Western Alliance Bancorp	372,325	2,040
	WSFS Financial Corporation	37,503	1,184

			65,235

	Industrials—16.9%
	Belden, Inc.	68,330	1,762
	Brady Corporation	78,745	2,081
	Cubic Corporation	52,475	2,050
*	EMCOR Group, Inc.	126,126	2,564
	ESCO Technologies, Inc.	101,770	2,595
	G&K Services, Inc.	92,748	2,369
*	Hawaiian Holdings, Inc.	249,715	1,051
	Interface, Inc.	147,075	1,744
	John Bean Technologies Corporation	74,610	1,064
*	Kadant, Inc.	94,854	1,685
	Kaydon Corporation	83,010	2,381
	Marten Transport, Ltd.	93,295	1,608
*	Moog, Inc.	70,365	2,295
*	Northwest Pipe Co.	52,080	1,057
	Quanex Building Products Corporation	123,410	1,351
	Robbins & Myers, Inc.	62,100	2,156
	TAL International Group, Inc.	83,105	2,073
*	Tetra Tech, Inc.	111,825	2,096

			33,982

	Consumer Discretionary—11.8%
*	AFC Enterprises, Inc.	162,203	1,919
	American Greetings Corporation	97,650	1,807

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
	Ameristar Casinos, Inc.	83,002	$1,332
	Chico’s FAS, Inc.	162,245	1,854
*	Core-Mark Holding Co., Inc.	52,310	1,602
	Meredith Corporation	69,235	1,568
	PEP Boys-Manny Moe & Jack	229,407	2,264
*	Pinnacle Entertainment, Inc.	195,755	1,777
	Regis Corporation	169,095	2,383
	Ryland Group, Inc.	104,955	1,118
*	The Children’s Place Retail Stores, Inc.	44,550	2,073
	The Jones Group, Inc.	201,190	1,853
	The Men’s Wearhouse, Inc.	83,705	2,183

			23,733

	Information Technology—10.7%
	ADTRAN, Inc.	92,725	2,454
*	Avid Technology, Inc.	189,871	1,470
*	Booz Allen Hamilton Holding Corporation	51,290	763
*	Digital River, Inc.	103,540	2,146
	Earthlink, Inc.	427,630	2,792
*	Inphi Corporation	145,430	1,275
*	Integrated Device Technology, Inc.	301,412	1,552
	j2 Global Communications, Inc.	96,320	2,591
*	Monolithic Power Systems, Inc.	144,954	1,476
*	Parametric Technology Corporation	122,845	1,889
*	Silicon Laboratories, Inc.	65,555	2,197
*	Ultra Clean Holdings	236,858	1,016

			21,621

	Utilities—6.8%
	Chesapeake Utilities Corporation	47,660	1,912
	Northwest Natural Gas Co.	50,605	2,232
	Portland General Electric Co.	103,315	2,447
	Southwest Gas Corporation	60,265	2,180
	UIL Holdings Corporation	74,780	2,462
	WGL Holdings, Inc.	63,910	2,497

			13,730

	Materials—6.2%
	Minerals Technologies, Inc.	45,155	2,225
	PolyOne Corporation	226,405	2,425
*	RTI International Metals, Inc.	90,915	2,120
	Sensient Technologies Corporation	88,030	2,865
	Silgan Holdings, Inc.	75,460	2,772

			12,407

	Health Care—6.1%
*	CONMED Corporation	92,555	2,130
*	Greatbatch, Inc.	96,465	1,930
	Invacare Corporation	94,200	2,170
*	Magellan Health Services, Inc.	73,935	3,571
*	Mednax, Inc.	40,193	2,518

			12,319

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—4.5%
	Berry Petroleum Co.	51,004	$1,804
*	Bill Barrett Corporation	44,765	1,622
*	Complete Production Services, Inc.	82,255	1,550
*	Key Energy Services, Inc.	150,130	1,425
*	Magnum Hunter Resources Corporation	494,136	1,637
*	Northern Oil and Gas, Inc.	49,638	962

			9,000

	Consumer Staples—2.4%
	J&J Snack Foods Corporation	40,757	1,958
	Spartan Stores, Inc.	191,340	2,962

			4,920

	Total Common Stocks—97.8% (cost $225,352)		196,947

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.010% dated 9/30/11, due 10/03/11, repurchase price $5,444, collateralized by FNMA, 5.500%, due 12/27/22	$5,444	5,444

	Total Repurchase Agreement—2.7% (cost $5,444)		5,444

	Total Investments—100.5% (cost $230,796)		202,391
	Liabilities, plus cash and other assets—(0.5)%		(949)

	Net assets—100.0%		$201,442

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—28.3%
	Alexandria Real Estate Equities, Inc.	730	$45
	Allied World Assurance Co. Holdings, Ltd.†	540	29
	Ameriprise Financial, Inc.	1,475	58
	Apartment Investment & Management Co.	2,225	49
	Brandywine Realty Trust	5,250	42
	Discover Financial Services	3,730	86
	East West Bancorp, Inc.	2,590	39
	Fifth Third Bancorp	7,875	80
*	Forest City Enterprises, Inc. Class “A”	3,510	37
	Hancock Holding Co.	1,540	41
	Host Hotels & Resorts, Inc.	3,110	34
	New York Community Bancorp, Inc.	3,325	40
	PartnerRe, Ltd.†	610	32
	People’s United Financial, Inc.	6,080	69
	Realty Income Corporation	1,610	52
	SL Green Realty Corporation	705	41
	The Hanover Insurance Group, Inc.	1,450	51
	Unum Group	2,690	56
	Validus Holdings, Ltd.†	1,700	42
	Ventas, Inc.	805	40

			963

	Utilities—14.2%
	American Water Works Co., Inc.	1,610	49
	DTE Energy Co.	1,170	57
	ITC Holdings Corporation	505	39
	Northeast Utilities	1,565	53
	PPL Corporation	2,570	73
	TECO Energy, Inc.	2,450	42
	WGL Holdings, Inc.	1,075	42
	Wisconsin Energy Corporation	1,885	59
	Xcel Energy, Inc.	2,745	68

			482

	Consumer Discretionary—12.6%
	Autoliv, Inc.	530	26
*	Bed Bath & Beyond, Inc.	545	31
	Chico’s FAS, Inc.	2,860	33
*	DISH Network Corporation	1,610	40
	Genuine Parts Co.	900	46
	International Game Technology	3,190	46
	Meredith Corporation	1,285	29
	Newell Rubbermaid, Inc.	3,775	45
	Staples, Inc.	2,260	30
	VF Corporation	490	60
	Wyndham Worldwide Corporation	1,510	43

			429

	Industrials—11.2%
	Cintas Corporation	1,460	41
	Eaton Corporation	1,365	48
	Hubbell, Inc. Class “B”	805	40
	Parker Hannifin Corporation	775	49
	Republic Services, Inc.	1,835	52

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
	Rockwell Collins, Inc.	850	$45
	Snap-On, Inc.	625	28
	Southwest Airlines Co.	5,715	46
*	URS Corporation	1,055	31

			380

	Information Technology—6.4%
*	Atmel Corporation	2,165	17
*	Ingram Micro, Inc.	2,795	45
	TE Connectivity, Ltd.†	1,900	53
	VeriSign, Inc.	1,590	46
	Xerox Corporation	8,310	58

			219

	Health Care—6.2%
	CIGNA Corporation	1,365	57
	Hill-Rom Holdings, Inc.	1,570	47
*	Laboratory Corporation of America Holdings	625	50
*	Mettler-Toledo International, Inc.†	400	56

			210

	Consumer Staples—6.0%
	ConAgra Foods, Inc.	2,470	60
	Corn Products International, Inc.	935	37
	HJ Heinz Co.	1,285	65
	The Kroger Co.	2,035	44

			206

	Materials—5.7%
	Airgas, Inc.	740	47
	Carpenter Technology Corporation	900	40
	FMC Corporation	600	42
	Sonoco Products Co.	1,490	42
	Steel Dynamics, Inc.	2,325	23

			194

	Energy—5.5%
	Cimarex Energy Co.	615	34
	Patterson-UTI Energy, Inc.	1,735	30
	Pioneer Natural Resources Co.	635	42
*	Rowan Cos., Inc.	1,130	34
	SM Energy Co.	770	47

			187

	Total Common Stocks—96.1% (cost $3,667)		3,270

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
State Street Bank and Trust Company, 0.010% dated 9/30/11, due 10/3/11, repurchase price $142, collateralized by FHLMC, 0.900%, due 9/12/14	$142	$142

Total Repurchase Agreement—4.2% (cost $142)		142

Total Investments—100.3% (cost $3,809)		3,412
Liabilities, plus cash and other assets—(0.3)%		(9)

Net assets—100.0%		$3,403

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2011 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—47.2%
U.S. Treasury Inflation Indexed Notes/Bonds—7.5%
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/13	$677	$708
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	3,361	3,865
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	8,247	12,408

Total U.S. Treasury Inflation Indexed Notes/Bonds		16,981

U.S. Treasury—1.0%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	2,000	1,710
U.S. Treasury Bond, 3.875%, due 8/15/40	500	594

Total U.S. Treasury Obligations		2,304

Government National Mortgage Association (GNMA)—4.0%
GNR 2004-2 M5, 4.891%, due 7/16/34	125	140
GNR 2006-67 GB, 4.616%, due 9/16/34, VRN	1,540	1,665
#699118, 6.000%, due 9/15/38	6,369	7,160

Total GNMA Mortgage Obligations		8,965

Federal Home Loan Mortgage Corp. (FHLMC)—9.6%
#G90024, 7.000%, due 1/20/13	17	17
#G30093, 7.000%, due 12/1/17	32	37
#J14232, 3.500%, due 1/1/21	1,666	1,779
#G30255, 7.000%, due 7/1/21	66	76
#G12792, 4.500%, due 12/1/21	357	382
#D95897, 5.500%, due 3/1/23	189	207
#J16051, 4.500%, due 7/1/26	1,479	1,604
#G30372, 5.000%, due 9/1/27	483	519
#G01728, 7.500%, due 7/1/32	280	327
#C01385, 6.500%, due 8/1/32	329	371
#C01623, 5.500%, due 9/1/33	520	566
#G02141, 6.000%, due 3/1/36	1,647	1,847
#A62179, 6.000%, due 6/1/37	942	1,057
#A62858, 6.500%, due 7/1/37	605	675
#A63539, 6.000%, due 7/1/37	1,132	1,270
#G03170, 6.500%, due 8/1/37	1,589	1,772
#A66843, 6.500%, due 10/1/37	2,198	2,487
#A78138, 5.500%, due 6/1/38	1,250	1,385
#A81799, 6.500%, due 9/1/38	2,696	3,052
#C03665, 9.000%, due 4/1/41	1,835	2,244

Total FHLMC Mortgage Obligations		21,674

Federal National Mortgage Association (FNMA)—25.1%
#535559, 7.500%, due 9/1/12	18	18
#689612, 5.000%, due 5/1/18	336	366
#695910, 5.000%, due 5/1/18	694	756
#747903, 4.500%, due 6/1/19	309	331
#745735, 5.000%, due 3/1/21	753	817
#253847, 6.000%, due 5/1/21	204	224
#900725, 6.000%, due 8/1/21	170	186
#AD8164, 4.000%, due 8/1/25	1,248	1,343
#545437, 7.000%, due 2/1/32	167	192
#545759, 6.500%, due 7/1/32	1,813	2,040

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2011 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#254548, 5.500%, due 12/1/32	$716	$782
#684601, 6.000%, due 3/1/33	1,839	2,066
#555430, 5.000%, due 5/1/33	957	1,034
#708993, 5.000%, due 6/1/33	102	111
#190340, 5.000%, due 9/1/33	1,518	1,640
#254868, 5.000%, due 9/1/33	762	823
#739243, 6.000%, due 9/1/33	1,790	2,010
#739331, 6.000%, due 9/1/33	838	942
#555800, 5.500%, due 10/1/33	317	347
#725027, 5.000%, due 11/1/33	593	641
#555880, 5.500%, due 11/1/33	383	419
#555946, 5.500%, due 11/1/33	744	826
#756153, 5.500%, due 11/1/33	2,034	2,250
#725231, 5.000%, due 2/1/34	620	670
#725205, 5.000%, due 3/1/34	3,602	3,893
#725220, 5.000%, due 3/1/34	574	621
#725232, 5.000%, due 3/1/34	3,726	4,026
#725238, 5.000%, due 3/1/34	1,327	1,434
#725249, 5.000%, due 3/1/34	315	341
#763798, 5.500%, due 3/1/34	421	465
#725424, 5.500%, due 4/1/34	412	451
#725611, 5.500%, due 6/1/34	415	454
#786546, 6.000%, due 7/1/34	820	917
#787816, 6.000%, due 7/1/34	852	957
#190353, 5.000%, due 8/1/34	436	471
#357883, 5.000%, due 5/1/35	951	1,028
#745092, 6.500%, due 7/1/35	972	1,094
#357944, 6.000%, due 9/1/35	107	119
#829306, 6.000%, due 9/1/35	296	331
#843487, 6.000%, due 10/1/35	248	279
#849191, 6.000%, due 1/1/36	159	178
#848782, 6.500%, due 1/1/36	725	810
#745349, 6.500%, due 2/1/36	1,023	1,148
#895637, 6.500%, due 5/1/36	430	480
#831540, 6.000%, due 6/1/36	175	194
#745802, 6.000%, due 7/1/36	579	650
#886220, 6.000%, due 7/1/36	1,208	1,357
#893318, 6.500%, due 8/1/36	219	244
#909480, 6.000%, due 2/1/37	1,232	1,378
#928561, 6.000%, due 8/1/37	691	777
#948689, 6.000%, due 8/1/37	1,566	1,742
#888967, 6.000%, due 12/1/37	2,000	2,247
#962058, 6.500%, due 3/1/38	4,122	4,652
#934006, 6.500%, due 9/1/38	1,433	1,616
#986856, 6.500%, due 9/1/38	926	1,030
#991911, 7.000%, due 11/1/38	663	774

Total FNMA Mortgage Obligations		56,992

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Non-Agency Mortgage-Backed Obligations—0.2%
First Plus Home Loan Trust, 1997-4, Tranche M1, 7.640%, 9/11/23§**	D	$199	$179
First Horizon Asset Securities, Inc., 2004-AR4, Tranche 3A1, 2.712%, 8/25/34, VRN	AAA	428	366

Total Non-Agency Mortgage-Backed Obligations			545

Asset-Backed Securities—3.6%
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-1A, Tranche A, 9.310%, 10/20/13	Aa1	2,000	2,123
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A1, 4.260%, 3/25/14	Aaa	2,230	2,312
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	2,046	2,160
Sierra Receivables Funding Co. LLC—144A, 2011-1A, Tranche A, 3.350%, 4/20/26	A	1,451	1,454

Total Asset-Backed Securities			8,049

Corporate Obligations—47.9%
Bank of America Corporation, 7.375%, due 5/15/14	A+	1,000	1,031
D.R. Horton, Inc., 5.625%, due 9/15/14	BB	1,500	1,477
Corporation Nacional del Cobre de Chile—144A, 4.750%, due 10/15/14	A1	1,350	1,438
The Kroger Co., 4.950%, due 1/15/15	BBB	1,175	1,296
Yum! Brands, Inc., 4.250%, due 9/15/15	BBB	350	376
Yum! Brands, Inc., 6.250%, due 4/15/16	BBB	1,050	1,229
SUPERVALU, Inc., 8.000%, due 5/1/16	B+	1,500	1,418
Owens-Brockway Glass Container, Inc., 7.375%, due 5/15/16	BB+	1,250	1,300
Fiserv, Inc., 3.125%, due 6/15/16	Baa2	1,825	1,847
FUEL Trust—144A, 3.984%, due 6/15/16	Baa2	2,000	1,958
SABMiller plc—144A, 6.500%, due 7/1/16	BBB+	700	823
Petrobras International Finance Co., 6.125%, due 10/6/16	A3	1,350	1,465
Comcast Corporation, 6.500%, due 1/15/17	BBB+	350	411
Corrections Corporation of America, 7.750%, due 6/1/17	Ba1	1,250	1,320
ERP Operating L.P., 5.750%, due 6/15/17	BBB+	2,000	2,234

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
JPMorgan Chase & Co., 6.125%, due 6/27/17	A1	$600	$656
Smithfield Foods, Inc., 7.750%, due 7/1/17	B+	1,500	1,541
American Express Co., 6.150%, due 8/28/17	A+	2,000	2,286
Capital One Financial Corporation, 6.750%, due 9/15/17	A-	1,775	2,013
Exelon Generation Co. LLC, 6.200%, due 10/1/17	A3	1,100	1,240
Toll Brothers Finance Corporation, 8.910%, due 10/15/17	BBB-	1,000	1,129
Motorola Solutions, Inc., 6.000%, due 11/15/17	BBB	2,000	2,214
Triumph Group, Inc., 8.000%, due 11/15/17	B+	1,500	1,564
Union Pacific Corporation, 5.750%, due 11/15/17	BBB+	600	704
Wells Fargo & Co., 5.625%, due 12/11/17	AA-	1,000	1,131
Kohl’s Corporation, 6.250%, due 12/15/17	BBB+	1,000	1,186
American Tower Corporation, 4.500%, due 1/15/18	Baa3	1,150	1,151
Morgan Stanley, 6.625%, due 4/1/18	A	2,000	1,984
General Electric Capital Corporation, 5.625%, due 5/1/18	AA+	1,250	1,366
Philip Morris International, Inc., 5.650%, due 5/16/18	A	1,000	1,182
Simon Property Group L.P., 6.125%, due 5/30/18	A-	1,750	1,968
Time Warner Cable, Inc., 6.750%, due 7/1/18	BBB	1,000	1,164
Petrohawk Energy Corporation, 7.250%, due 8/15/18	A	1,000	1,143
Merrill Lynch & Co., Inc., 6.875%, due 11/15/18	A+	1,075	1,078
Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 1/15/19	A-	1,400	1,818
FedEx Corporation, 8.000%, due 1/15/19	BBB	750	979
CSX Corporation, 7.375%, due 2/1/19	BBB	800	1,014
BHP Billiton Finance USA, Ltd., 6.500%, due 4/1/19	A+	1,300	1,597
Owens Corning, 9.000%, due 6/15/19	BBB-	1,000	1,181
Discovery Communications LLC, 5.625%, due 8/15/19	BBB	500	566

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Roper Industries, Inc., 6.250%, due 9/1/19	Baa2	$1,800	$2,129
Republic Services, Inc., 5.500%, due 9/15/19	BBB	1,650	1,884
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,500	1,646
Crown Castle International Corporation, 7.125%, due 11/1/19	BB-	1,500	1,545
Toll Brothers Finance Corporation, 6.750%, due 11/1/19	BBB-	500	512
Ford Motor Credit Co. LLC, 8.125%, due 1/15/20	Ba2	2,000	2,269
Jarden Corporation, 7.500%, due 1/15/20	B	1,500	1,517
Johnson Controls, Inc., 5.000%, due 3/30/20	BBB+	1,625	1,793
United Technologies Corporation, 4.500%, due 4/15/20	A+	1,500	1,665
The Goldman Sachs Group, Inc., 6.000%, due 6/15/20	A1	1,800	1,852
Commonwealth Edison Co., 4.000%, due 8/1/20	A-	1,000	1,055
Citigroup, Inc., 5.375%, due 8/9/20	A+	2,000	2,072
Alcoa, Inc., 6.150%, due 8/15/20	BBB-	1,775	1,798
Omnicom Group, Inc., 4.450%, due 8/15/20	A-	2,000	2,018
The Goodyear Tire & Rubber Co., 8.250%, due 8/15/20	B+	1,500	1,526
BE Aerospace, Inc., 6.875%, due 10/1/20	BB	1,500	1,564
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	BBB	1,500	1,526
Progress Energy, Inc., 4.400%, due 1/15/21	BBB	1,625	1,750
Wyndham Worldwide Corporation, 5.625%, due 3/1/21	BBB-	1,000	1,003
Ball Corporation, 5.750%, due 5/15/21	BB+	1,500	1,459
Energizer Holdings, Inc.—144A, 4.700%, due 5/19/21	BBB-	2,000	2,139
Discovery Communications LLC, 4.375%, due 6/15/21	BBB	1,000	1,033
Praxair, Inc., 3.000%, due 9/1/21	A	2,000	2,004
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	BBB-	2,200	2,222
Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, due 2/1/24	A2	634	672

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
The Kroger Co., 8.000%, due 9/15/29	BBB	$425	$585
Conoco Funding Co., 7.250%, due 10/15/31	A1	400	551
Kohl’s Corporation, 6.000%, due 1/15/33	BBB+	1,000	1,144
Wisconsin Electric Power Co., 5.700%, due 12/1/36	A+	500	607
Comcast Corporation, 6.450%, due 3/15/37	BBB+	650	748
Yum! Brands, Inc., 6.875%, due 11/15/37	BBB	600	786
JPMorgan Chase & Co., 6.400%, due 5/15/38	Aa3	1,400	1,596
COX Communications, Inc.—144A, 6.950%, due 6/1/38	BBB	350	426
General Electric Capital Corporation, 6.875%, due 1/10/39	AA+	750	861
Abbott Laboratories, 6.000%, due 4/1/39	AA	2,200	2,846
Burlington Northern Santa Fe LLC, 5.750%, due 5/1/40	A3	1,515	1,782
Illinois Tool Works, Inc.—144A, 4.875%, due 9/15/41	A+	850	946
Union Pacific Corporation, 4.750%, due 9/15/41	BBB+	1,400	1,438

Total Corporate Obligations			108,447

Total Long-Term Investments—98.9% (cost $212,007)			223,957

Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 9/30/11, due 10/3/11, repurchase price $1,595, collateralized by Federal Home Loan Bank, 5.250%, due 8/8/33	Aaa	1,595	1,595

Total Repurchase Agreement—0.7% (cost $1,595)			1,595

Total Investments—99.6% (cost $213,602)			225,552
Cash and other assets, less liabilities—0.4%			1,003

Net assets—100.0%			$226,555

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.08% of the net assets at September 30, 2011.

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.08% of the Fund’s net assets at September 30, 2011.

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2011 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—46.0%
U.S. Treasury Inflation Indexed Notes/Bonds—4.5%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	$3,921	$4,509

U.S. Treasury—4.2%
U.S. Treasury Note, 3.125%, due 5/15/19	500	557
U.S. Treasury Note, 2.625%, due 8/15/20	2,500	2,678
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	1,185	1,013

Total U.S. Treasury Obligations		4,248

Government National Mortgage Association (GNMA)—0.2%
#780405, 9.500%, due 11/15/17	122	132
#357322, 7.000%, due 9/15/23	76	88

Total GNMA Mortgage Obligations		220

Federal Home Loan Mortgage Corp. (FHLMC)—15.3%
#G10708, 6.500%, due 8/1/12	7	7
#E72924, 7.000%, due 10/1/13	165	170
#E81703, 7.000%, due 5/1/15	214	225
#E81697, 8.000%, due 5/1/15	499	545
#E81908, 8.500%, due 12/1/15	33	37
#J02184, 8.000%, due 4/1/16	334	356
#G90022, 8.000%, due 9/17/16	170	181
#M30028, 5.500%, due 5/1/17	25	26
#E90398, 7.000%, due 5/1/17	512	557
#E96536, 5.000%, due 3/1/18	568	614
#E97112, 4.000%, due 5/1/18	266	283
#B13459, 4.500%, due 4/1/19	175	187
#J14232, 3.500%, due 1/1/21	901	963
#C67537, 9.500%, due 8/1/21	5	5
#D95621, 6.500%, due 7/1/22	1,628	1,801
#E02913, 5.000%, due 6/1/26	966	1,044
#J16051, 4.500%, due 7/1/26	2,741	2,973
#A45790, 7.500%, due 5/1/35	301	352
#G02141, 6.000%, due 3/1/36	916	1,028
#A66843, 6.500%, due 10/1/37	1,017	1,151
#A81799, 6.500%, due 9/1/38	1,596	1,806
#C03665, 9.000%, due 4/1/41	934	1,143

Total FHLMC Mortgage Obligations		15,454

Federal National Mortgage Association (FNMA)—21.8%
#254788, 6.500%, due 4/1/13	29	29
#725315, 8.000%, due 5/1/13	43	44
#593561, 9.500%, due 8/1/14	82	89
#567027, 7.000%, due 9/1/14	401	420
#567026, 6.500%, due 10/1/14	276	288
#458124, 7.000%, due 12/15/14	52	56
#576554, 8.000%, due 1/1/16	512	560
#576553, 8.000%, due 2/1/16	748	836
#555747, 8.000%, due 5/1/16	65	67
#735569, 8.000%, due 10/1/16	417	456
#725410, 7.500%, due 4/1/17	214	221
#643217, 6.500%, due 6/1/17	160	175

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#679247, 7.000%, due 8/1/17		$646	$722
#685194, 4.500%, due 3/1/18		909	974
#689334, 5.000%, due 3/1/18		128	138
#695910, 5.000%, due 5/1/18		595	648
#740847, 6.000%, due 10/1/18		380	414
#323501, 6.500%, due 1/1/19		123	135
#255358, 5.000%, due 9/1/19		169	183
#852864, 7.000%, due 7/1/20		1,315	1,490
#458147, 10.000%, due 8/15/20		324	367
#835563, 7.000%, due 10/1/20		594	665
#735574, 8.000%, due 3/1/22		336	397
#679253, 6.000%, due 10/1/22		815	895
FNR G93-19 SH, 11.234%, due 4/25/23, VRN		11	14
#AD8164, 4.000%, due 8/1/25		924	994
#AE1176, 4.000%, due 8/1/25		932	1,003
#255956, 5.500%, due 10/1/25		226	246
#AI4872, 4.500%, due 6/1/26		2,269	2,469
#806458, 8.000%, due 6/1/28		252	294
#880155, 8.500%, due 7/1/29		724	849
#797846, 7.000%, due 3/1/32		815	916
#745519, 8.500%, due 5/1/32		225	264
#654674, 6.500%, due 9/1/32		162	183
#733897, 6.500%, due 12/1/32		275	317
#725232, 5.000%, due 3/1/34		866	936
#886220, 6.000%, due 7/1/36		860	966
#962058, 6.500%, due 3/1/38		1,564	1,764
#991911, 7.000%, due 11/1/38		529	618

Total FNMA Mortgage Obligations			22,102

Non-Agency Mortgage-Backed Obligations—1.1%
First Plus Home Loan Trust, 1997-4, Tranche M1, 7.640%, 9/11/23**§	D	676	609
First Plus Home Loan Trust, 1997-4, Tranche M2, 7.830%, 9/11/23**§	D	143	108
First Plus Home Loan Trust, 1998-3, Tranche M2, 7.920%, 5/10/24**§	Caa1	256	247
Lehman Structured Securities Corp.—144A, 2004-2, Tranche M1, 2.652%, 2/28/33, VRN§	CCC	348	149

Total Non-Agency Mortgage-Backed Obligations			1,113

Asset-Backed Securities—5.8%
John Deere Owner Trust, 2009-A, Tranche A3, 2.590%, 10/15/13	AAA	57	58
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-1A, Tranche A, 9.310%, 10/20/13	Aa1	1,000	1,062
Harley-Davidson Motorcycle Trust, 2009-1, Tranche A3, 3.190%, 11/15/13	AAA	180	181

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Mercedes-Benz Auto Receivables Trust, 2009-1, Tranche A3, 1.670%, 1/15/14	AAA	$269	$270
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A1, 4.260%, 3/25/14	Aaa	1,500	1,555
Chase Issuance Trust, 2008-A3, Tranche A, 1.329%, 3/15/16, VRN	AAA	250	256
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	1,364	1,440

Citibank Omni Master Trust—144A, 2009-A14A, Tranche A14, 2.979%, 8/15/18, VRN	Aaa	1,000	1,046

Total Asset-Backed Securities			5,868

Corporate Obligations—45.8%
PACCAR, Inc., 6.875%, due 2/15/14	A+	1,000	1,136
Bank of America Corporation, 7.375%, due 5/15/14	A+	500	515
St. Jude Medical, Inc., 3.750%, due 7/15/14	A	500	533
AT&T, Inc., 5.100%, due 9/15/14	A2	1,250	1,373
Corporation Nacional del Cobre de Chile—144A, 4.750%, due 10/15/14	A1	1,000	1,065
United Technologies Corporation, 4.875%, due 5/1/15	A+	1,000	1,122
PepsiCo, Inc., 2.500%, due 5/10/16	Aa3	700	725
Petrobras International Finance Co., 6.125%, due 10/6/16	A3	1,000	1,085
BHP Billiton Finance USA, Ltd., 5.400%, due 3/29/17	A+	1,000	1,146
ERP Operating L.P., 5.750%, due 6/15/17	BBB+	1,000	1,117
JPMorgan Chase & Co., 6.125%, due 6/27/17	A1	1,750	1,913
Kimberly-Clark Corporation, 6.125%, due 8/1/17	A	1,000	1,198
American Express Co., 6.150%, due 8/28/17	A+	1,500	1,715
IBM Corporation, 5.700%, due 9/14/17	Aa3	1,750	2,082
Capital One Financial Corporation, 6.750%, due 9/15/17	A-	1,000	1,134
Exelon Generation Co. LLC, 6.200%, due 10/1/17	A3	1,000	1,127
Motorola Solutions, Inc., 6.000%, due 11/15/17	BBB	750	830
Tesco plc—144A, 5.500%, due 11/15/17	A-	1,000	1,166

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Abbott Laboratories, 5.600%, due 11/30/17	AA	$500	$594
Wells Fargo & Co., 5.625%, due 12/11/17	AA-	750	848
American Tower Corporation, 4.500%, due 1/15/18	Baa3	500	501
Morgan Stanley, 6.625%, due 4/1/18	A	750	744
General Electric Capital Corporation, 5.625%, due 5/1/18	AA+	1,725	1,886
Philip Morris International, Inc., 5.650%, due 5/16/18	A	1,250	1,477
Simon Property Group L.P., 6.125%, due 5/30/18	A-	1,000	1,124
Time Warner Cable, Inc., 6.750%, due 7/1/18	BBB	750	873
John Deere Capital Corporation, 5.750%, due 9/10/18	A	900	1,093
FedEx Corporation, 8.000%, due 1/15/19	BBB	750	979
Honeywell International, Inc., 5.000%, due 2/15/19	A	1,225	1,418
The Procter & Gamble Co., 4.700%, due 2/15/19	AA-	500	586
Unilever Capital Corporation, 4.800%, due 2/15/19	A+	500	582
Pfizer, Inc., 6.200%, due 3/15/19	AA	1,000	1,253
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,350	1,482
The Boeing Co., 4.875%, due 2/15/20	A	1,000	1,141
The Goldman Sachs Group, Inc., 6.000%, due 6/15/20	A1	1,000	1,029
Citigroup, Inc., 5.375%, due 8/9/20	A+	1,000	1,036
Alcoa, Inc., 6.150%, due 8/15/20	BBB-	750	760
Omnicom Group, Inc., 4.450%, due 8/15/20	BBB+	750	757
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	BBB	450	458
Progress Energy, Inc., 4.400%, due 1/15/21	BBB	750	807
Energizer Holdings, Inc.—144A, 4.700%, due 5/19/21	BBB-	750	802
Praxair, Inc., 3.000%, due 9/1/21	A	1,000	1,002
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	BBB-	700	707

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, due 2/1/24	A2	$1,396	$1,479

Total Corporate Obligations			46,400

Total Long-Term Investments—98.7% (cost $94,928)			99,914

Repurchase Agreement
State Street Bank and Trust Company, 0.010% dated 9/30/11, due 10/3/11, repurchase price $5,945, collateralized by FHLMC, 0.900%, due 9/12/14	Aaa	5,945	5,945

Total Repurchase Agreement—5.9% (cost $5,945)			5,945

Total Investments—104.6% (cost $100,873)			105,859
Liabilities, plus cash and other assets—(4.6)%			(4,637)

Net assets—100.0%			$101,222

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. These holdings represent 0.95% of the Fund’s net assets at September 30, 2011.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 1.10% of the net assets at September 30, 2011.

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—60.8%
U.S. Treasury Inflation Indexed Notes/Bonds—2.2%
U.S. Treasury Inflation Indexed Note, 2.000%, due 7/15/14	$2,997	$3,224

Government National Mortgage Association (GNMA)—0.5%
#781567, 5.000%, due 2/15/18	110	117
#606406, 5.000%, due 4/15/18	157	170
#003438, 4.500%, due 9/20/18	273	294
#003465, 4.500%, due 11/20/18	81	87

Total GNMA Mortgage Obligations		668

Federal Home Loan Mortgage Corp. (FHLMC)—26.3%
#M80953, 4.000%, due 12/1/11	177	179
#M80970, 4.500%, due 5/1/12	38	39
#M80982, 5.000%, due 7/1/12	222	228
#B18053, 5.000%, due 3/1/15	70	73
#G11885, 5.000%, due 1/1/16	219	236
#E86134, 5.000%, due 11/1/16	217	233
#E01337, 4.000%, due 2/1/18	231	244
#E96536, 5.000%, due 3/1/18	354	382
#E95355, 5.000%, due 4/1/18	440	476
#E01377, 4.500%, due 5/1/18	448	476
#G11618, 4.500%, due 5/1/18	2,091	2,234
#E96700, 5.000%, due 5/1/18	1,137	1,230
#E96962, 4.000%, due 6/1/18	211	224
#E01411, 5.000%, due 7/1/18	229	246
#E01424, 4.000%, due 8/1/18	6	6
#G12024, 4.500%, due 8/1/18	536	573
#E99963, 4.500%, due 10/1/18	130	139
#E01488, 5.000%, due 10/1/18	483	518
#E99895, 5.000%, due 10/1/18	940	1,016
#G12093, 4.500%, due 12/1/18	588	628
#B11386, 5.000%, due 12/1/18	211	228
#B11362, 5.500%, due 12/1/18	31	34
#G13367, 5.500%, due 12/1/18	167	181
#E01545, 5.000%, due 1/1/19	276	297
#B12826, 4.500%, due 3/1/19	391	419
#G11766, 5.000%, due 3/1/19	198	214
#G18001, 4.500%, due 7/1/19	260	279
#G11596, 5.500%, due 8/1/19	224	245
#B16291, 5.000%, due 9/1/19	1,650	1,784
#G11690, 4.000%, due 2/1/20	38	40
#G18045, 5.000%, due 3/1/20	219	237
#G11892, 4.000%, due 4/1/20	218	233
#B19078, 5.000%, due 4/1/20	149	161
#G18048, 5.000%, due 4/1/20	147	159
#J08152, 5.000%, due 5/1/20	170	184
#G11720, 4.500%, due 8/1/20	47	50
#J14232, 3.500%, due 1/1/21	2,704	2,888
#G12394, 5.000%, due 5/1/21	275	298
#G13296, 5.000%, due 5/1/21	744	805
#G12113, 5.500%, due 5/1/21	371	406
#G12286, 5.000%, due 7/1/21	152	164
#G12545, 4.000%, due 10/1/21	305	324
#E02322, 5.500%, due 5/1/22	42	46

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal Home Loan Mortgage Corp. (FHLMC)—(continued)
#J06484, 5.500%, due 11/1/22	$892	$976
#C00351, 8.000%, due 7/1/24	137	161
#G13695, 4.000%, due 9/1/24	1,923	2,065
#G00363, 8.000%, due 6/1/25	171	202
#C80329, 8.000%, due 8/1/25	43	51
#J13022, 4.000%, due 9/1/25	2,858	3,068
#G14150, 4.500%, due 4/1/26	2,882	3,126
#E02912, 5.000%, due 6/1/26	2,211	2,398
#E02913, 5.000%, due 6/1/26	1,840	1,990
#J16051, 4.500%, due 7/1/26	4,932	5,348

Total FHLMC Mortgage Obligations		38,441

Federal National Mortgage Association (FNMA)—31.8%
#256224, 5.500%, due 4/1/16	40	43
#256559, 5.500%, due 1/1/17	22	23
#256606, 5.500%, due 2/1/17	28	30
#256646, 5.500%, due 3/1/17	21	23
#545898, 5.500%, due 9/1/17	609	661
#545899, 5.500%, due 9/1/17	691	751
#257067, 5.000%, due 1/1/18	99	105
#663692, 5.000%, due 1/1/18	290	314
#674713, 5.000%, due 1/1/18	22	24
#679305, 5.000%, due 1/1/18	93	101
#254591, 5.500%, due 1/1/18	464	501
#677680, 4.500%, due 2/1/18	16	17
#681310, 4.500%, due 2/1/18	369	395
#678938, 5.500%, due 2/1/18	46	51
#683100, 5.500%, due 2/1/18	595	653
#254684, 5.000%, due 3/1/18	32	35
#675717, 5.000%, due 3/1/18	440	476
#681361, 5.000%, due 3/1/18	111	120
#656564, 5.000%, due 4/1/18	2,131	2,306
#696677, 5.000%, due 4/1/18	143	155
#702888, 5.000%, due 4/1/18	140	152
#929388, 4.500%, due 5/1/18	557	594
#254721, 5.000%, due 5/1/18	351	380
#702332, 5.000%, due 5/1/18	74	80
#704049, 5.500%, due 5/1/18	1,124	1,234
#735357, 5.500%, due 5/1/18	1,756	1,928
#254785, 4.000%, due 6/1/18	258	275
#555622, 4.500%, due 6/1/18	454	486
#656573, 5.000%, due 6/1/18	312	340
#709848, 5.000%, due 6/1/18	281	307
#713380, 4.000%, due 7/1/18	256	272
#254802, 4.500%, due 7/1/18	380	407
#713807, 4.500%, due 7/1/18	217	233
#735003, 5.500%, due 7/1/18	1,644	1,805
#254840, 4.000%, due 8/1/18	125	133
#682443, 4.000%, due 8/1/18	552	587
#730823, 4.000%, due 8/1/18	235	250
#711991, 5.000%, due 8/1/18	267	291
#254919, 4.000%, due 9/1/18	32	35

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#740444, 4.500%, due 9/1/18		$358	$383
#734741, 4.000%, due 10/1/18		24	26
#743183, 5.000%, due 10/1/18		116	126
#255003, 4.000%, due 11/1/18		16	17
#747823, 4.000%, due 11/1/18		662	710
#749596, 5.000%, due 11/1/18		399	434
#745237, 5.000%, due 12/1/18		94	102
#725171, 4.000%, due 1/1/19		15	16
#725168, 4.500%, due 2/1/19		279	298
#255079, 5.000%, due 2/1/19		47	50
#766276, 5.000%, due 3/1/19		496	538
#MA0045, 4.000%, due 4/1/19		555	587
#255233, 4.000%, due 5/1/19		572	609
#725445, 4.500%, due 5/1/19		1,036	1,110
#785259, 5.000%, due 8/1/19		492	534
#725953, 5.000%, due 10/1/19		139	151
#745240, 4.500%, due 12/1/19		600	642
#735401, 5.500%, due 3/1/20		366	397
#735646, 4.500%, due 7/1/20		701	752
#745440, 4.500%, due 7/1/20		12	13
#825912, 4.000%, due 9/1/20		72	76
#MA0517, 4.000%, due 9/1/20		1,188	1,257
#836016, 4.500%, due 9/1/20		944	1,012
#MA0548, 3.500%, due 10/1/20		2,115	2,225
#879607, 5.500%, due 4/1/21		162	178
#881284, 4.500%, due 12/1/21		1,401	1,499
#972934, 5.500%, due 2/1/23		623	682
#254908, 5.000%, due 9/1/23		112	123
#255165, 4.500%, due 3/1/24		136	148
#190988, 9.000%, due 6/1/24		217	253
#AC9560, 5.000%, due 1/1/25		4,637	5,051
#932449, 4.000%, due 2/1/25		706	760
#AD0855, 4.000%, due 3/1/25		188	202
#932723, 4.000%, due 4/1/25		846	910
#935995, 4.000%, due 6/1/25		239	257
#AD4677, 4.000%, due 6/1/25		1,942	2,090
#AD8164, 4.000%, due 8/1/25		2,125	2,286
#AE1176, 4.000%, due 8/1/25		1,048	1,128
#AB1459, 4.000%, due 9/1/25		279	300
#AH2671, 4.000%, due 1/1/26		1,958	2,106

Total FNMA Mortgage Obligations			46,611

Asset-Backed Securities—26.0%
Ford Credit Auto Owner Trust, 2007-B, Tranche A4A, 5.240%, 7/15/12	AAA	69	70
BMW Vehicle Owner Trust, 2010-A, Tranche A2, 0.680%, 9/25/12	AAA	4	4

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Capital Auto Receivables Asset Trust, 2008-2, Tranche A3B, 1.679%, 10/15/12, VRN	AAA	$72	$72
Ford Credit Auto Owner Trust, 2010-B, Tranche A2, 0.650%, 12/15/12	Aaa	303	303
Honda Auto Receivables Owner Trust, 2009-2, Tranche A3, 2.790%, 1/15/13	AAA	234	235
CarMax Auto Owner Trust, 2009-1, Tranche A3, 4.120%, 3/15/13	AAA	110	111
Ford Credit Auto Owner Trust, 2009-A, Tranche A3A, 3.960%, 5/15/13	AAA	123	124
Harley-Davidson Motorcycle Trust, 2007-1, Tranche A4, 5.210%, 6/17/13	AAA	197	198
USAA Auto Owner Trust, 2009-1, Tranche A3, 3.020%, 6/17/13	AAA	176	176
American Express Issuance Trust, 2007-2, Tranche A, 0.479%, 7/15/13, VRN	AAA	373	373
Ally Auto Receivables Trust, 2010-3, Tranche A2, 0.329%, 8/15/13, VRN	AAA	504	504
Ford Credit Auto Owner Trust, 2009-B, Tranche A3, 2.790%, 8/15/13	AAA	218	219
John Deere Owner Trust, 2009-A, Tranche A3, 2.590%, 10/15/13	AAA	398	400
John Deere Owner Trust, 2009-B, Tranche A3, 1.570%, 10/15/13	AAA	394	395
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-1A, Tranche A, 9.310%, 10/20/13	Aa1	2,000	2,123
Harley-Davidson Motorcycle Trust, 2009-1, Tranche A3, 3.190%, 11/15/13	AAA	740	744
CNH Equipment Trust, 2009-C, Tranche A3, 1.850%, 12/16/13	AAA	84	84
Volkswagen Auto Loan Enhanced Trust, 2010-1, Tranche A3, 1.310%, 1/20/14	AAA	669	671
USAA Auto Owner Trust, 2008-3, Tranche A4, 4.710%, 2/18/14	AAA	34	34
Harley-Davidson Motorcycle Trust, 2009-2, Tranche A3, 2.620%, 3/15/14	AAA	331	333
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A1, 4.260%, 3/25/14	Aaa	1,765	1,830
BMW Vehicle Owner Trust, 2010-A, Tranche A3, 1.390%, 4/25/14	AAA	300	301
Ford Credit Auto Owner Trust, 2010-A, Tranche A3, 1.320%, 6/15/14	AAA	460	462
Nissan Auto Receivables Owner Trust, 2008-A, Tranche A4, 4.280%, 6/16/14	AAA	51	52
Capital Auto Receivables Asset Trust, 2008-1, Tranche A4B, 1.579%, 7/15/14, VRN	AAA	518	520
CNH Equipment Trust, 2010-A, Tranche A3, 1.540%, 7/15/14	AAA	696	699
Nissan Auto Receivables Owner Trust, 2010-A, Tranche A3, 0.870%, 7/15/14	Aaa	500	500

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Daimler Chrysler Auto Trust, 2008-A, Tranche A4, 4.480%, 8/8/14	AAA	$931	$939
Nissan Master Owner Trust Receivables—144A, 2010-AA, Tranche A, 1.379%, 1/15/15, VRN	AAA	2,000	2,018
CNH Equipment Trust, 2010-C, Tranche A3, 1.170%, 5/15/15	AAA	500	501
Discover Card Master Trust, 2007-A2, Tranche A2, 0.687%, 6/15/15, VRN	AAA	192	193
Discover Card Master Trust I, 2005-4, Tranche A2, 0.319%, 6/16/15, VRN	AAA	77	77
FPL Recovery Funding LLC, 2007-A, Tranche A2, 5.044%, 8/1/15	AAA	700	732
Bank of America Credit Card Trust, 2010-A1, Tranche A1, 0.529%, 9/15/15, VRN	AAA	2,000	2,007
Discover Card Master Trust, 2010-A1, Tranche A1, 0.879%, 9/15/15, VRN	Aaa	347	350
USAA Auto Owner Trust, 2010-1, Tranche A4, 2.140%, 9/15/15	AAA	685	698
American Express Credit Account Master Trust, 2010-1, Tranche A, 0.479%, 11/16/15, VRN	AAA	500	501
Ford Credit Floorplan Master Owner Trust, 2011-1, Tranche A2, 0.829%, 2/15/16, VRN	AAA	1,000	998
Chase Issuance Trust, 2008-A3, Tranche A, 1.329%, 3/15/16, VRN	AAA	2,000	2,049
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A2, 5.290%, 3/25/16	Aaa	2,350	2,545
Ally Master Owner Trust, 2011-3, Tranche A1, 0.859%, 5/15/16, VRN	Aaa	1,100	1,095
CNH Equipment Trust, 2010-C, Tranche A4, 1.750%, 5/16/16	AAA	60	61
Avis Budget Rental Car Funding AESOP LLC—144A, 2010-3A, Tranche A, 4.640%, 5/20/16	Aaa	1,400	1,501
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	1,562	1,649
CNH Equipment Trust, 2011-B, Tranche A3, 0.910%, 8/15/16	AAA	500	500
Discover Card Master Trust, 2011-A1, Tranche A1, 0.579%, 8/15/16, VRN	Aaa	1,400	1,404
Enterprise Fleet Financing LLC—144A, 2011-2, Tranche A2, 1.430%, 10/20/16	AAA	1,891	1,891
GE Capital Credit Card Master Note Trust, 2011-1, Tranche A, 0.779%, 1/15/17, VRN	Aaa	500	503
Discover Card Master Trust, 2010-A2, Tranche A2, 0.809%, 3/15/18, VRN	AAA	350	353
Citibank Omni Master Trust—144A, 2009-A14A, Tranche A14, 2.979%, 8/15/18, VRN	Aaa	2,000	2,093
Capital One Multi-Asset Execution Trust, 2007-A2, Tranche A2, 0.309%, 12/16/19, VRN	AAA	215	210
MBNA Credit Card Master Note Trust, 2004-A3, Tranche A3, 0.489%, 8/16/21, VRN	AAA	300	296

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Sierra Receivables Funding Co. LLC—144A, 2011-1A, Tranche A, 3.350%, 4/20/26	A	$1,270	$1,272

Total Asset-Backed Securities			37,973

Corporate Obligations—12.5%
General Electric Capital Corporation, 3.500%, due 8/13/12	AA+	1,000	1,022
Bank of America Corporation, 5.375%, due 9/11/12	A+	1,000	1,003
Citigroup, Inc., 5.300%, due 10/17/12	A+	1,000	1,025
Wells Fargo & Co., 5.250%, due 10/23/12	AA-	1,000	1,043
The Goldman Sachs Group, Inc., 5.450%, due 11/1/12	A1	1,000	1,031
The Walt Disney Co., 4.700%, due 12/1/12	A	1,000	1,045
Hewlett-Packard Co., 4.500%, due 3/1/13	A+	1,000	1,043
American Express Co., 4.875%, due 7/15/13	A+	1,000	1,050
JPMorgan Chase & Co., 1.053%, due 1/24/14, VRN	Aa3	1,000	989
Morgan Stanley, 1.853%, due 1/24/14, VRN	A	1,000	933
Bank of America Corporation, 1.673%, due 1/30/14, VRN	A+	1,000	906
MetLife, Inc., 2.375%, due 2/6/14	A-	1,000	1,017
The Boeing Co., 5.000%, due 3/15/14	A	375	411
Shell International Finance BV, 4.000%, due 3/21/14	Aa1	1,142	1,231
Citigroup, Inc., 1.302%, due 4/1/14, VRN	A+	1,000	957
Morgan Stanley, 6.000%, due 5/13/14	A	1,000	1,013
Target Corporation, 0.420%, due 7/18/14, VRN	A+	1,625	1,619
General Dynamics Corporation, 1.375%, due 1/15/15	A	1,000	1,001

Total Corporate Obligations			18,339

Total Long-Term Investments—99.3% (cost $144,709)			145,256

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Repurchase Agreement
State Street Bank and Trust Company, 0.010% dated 9/30/11, due 10/3/11, repurchase price $7,072, collateralized by U.S. Treasury Note, 0.375%, due 10/31/12	Aaa	$7,072	$7,072

Total Repurchase Agreement—4.8% (cost $7,072)			7,072

Total Investments—104.1% (cost $151,781)			152,328
Liabilities, plus cash and other assets—(4.1)%			(5,948)

Net assets—100.0%			$146,380

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Government and U.S. Government Agency—2.7%
Federal Home Loan Mortgage Corp. (FHLMC)—1.2%
Federal Home Loan Mortgage Corporation, 1.125%—4.750%, 12/15/11—3/5/12	$15,000	$15,208

Total Federal Home Loan Mortgage Corp. (FHLMC)		15,208

Federal National Mortgage Association (FNMA)—1.5%
Federal National Mortgage Association, 1.000%—2.000%, 11/23/11—4/4/12	17,736	17,798

Total Federal National Mortgage Association (FNMA)		17,798

Corporate Notes—10.6%
Brown-Forman Corporation, 5.200%, 4/1/12	4,275	4,374
Caterpillar Financial Services Corporation, 5.125%—5.750%, 10/12/11—2/15/12	8,815	8,843
Citigroup Funding, Inc., 2.000%, 3/30/12	12,000	12,108
Citigroup, Inc., 2.875%, 12/9/11	10,000	10,053
Eli Lilly & Co., 3.550%, 3/6/12	10,410	10,547
General Electric Capital Corporation, 3.500%—6.000%, 11/15/11—8/13/12	26,440	26,931
HSBC USA, Inc., 3.125%, 12/16/11	4,050	4,075
International Business Machines Corporation, 0.377%, 6/15/12, VRN	6,575	6,577
John Deere Capital Corporation, 5.400%—7.000%, 10/17/11—3/15/12	8,420	8,520
Kimberly-Clark Corporation, 5.625%, 2/15/12	500	510
Morgan Stanley, 2.250%, 3/13/12	5,445	5,495
Pfizer, Inc., 4.450%, 3/15/12	13,823	14,076
Praxair, Inc., 6.375%, 4/1/12	4,940	5,086
Procter & Gamble Co. (The), 1.375%, 8/1/12	8,625	8,700
Shell International Finance BV, 4.950%, 3/22/12	750	766
SunTrust Bank, 3.000%, 11/16/11	1,200	1,204
United Technologies Corporation, 6.100%, 5/15/12	1,330	1,377

Total Corporate Notes		129,242

Commercial Paper—59.7%
Abbott Laboratories, 0.060%—0.100%, 10/11/11—11/1/11	28,800	28,799
American Honda Finance Corporation, 0.100%—0.110%, 10/24/11—10/28/11	25,000	24,997

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Commercial Paper—(continued)
Brown-Forman Corporation, 0.140%, 10/31/11	$7,000	$6,999
Caterpillar Financial Services Corporation, 0.100%, 10/19/11	5,000	5,000
Chevron Funding Corporation, 0.020%—0.050%, 10/4/11—10/7/11	35,000	35,000
Coca-Cola Co., 0.060%—0.170%, 10/18/11—12/5/11	42,500	42,494
Colgate Palmolive Co., 0.040%, 10/19/11—10/20/11	12,000	12,000
EI du Pont de Nemours & Co., 0.070%—0.120%, 10/12/11—11/9/11	43,900	43,896
General Electric Co., 0.140%, 12/27/11	8,000	7,997
Hewlett Packard Co., 0.140%, 10/19/11	7,000	6,999
Illinois Tool Works, Inc., 0.050%—0.070%, 10/3/11—10/12/11	29,000	29,000
International Business Machines Corporation, 0.050%, 10/18/11—10/21/11	30,000	30,000
John Deere Capital Corporation, 0.080%, 10/5/11	5,000	5,000
John Deere Credit, Inc., 0.070%, 10/6/11	7,000	7,000
John Deere Credit, Ltd., 0.040%—0.100%, 10/7/11—10/26/11	23,000	23,000
Johnson & Johnson, 0.040%—0.070%, 10/3/11—11/22/11	35,000	34,997
Merck & Co., Inc., 0.060%—0.080%, 10/7/11—11/2/11	38,000	38,000
Nestle Capital Corporation, 0.110%—0.180%, 10/3/11—2/27/12	38,000	37,985
PACCAR Financial Corporation, 0.090%—0.140%, 10/6/11—10/24/11	19,225	19,225
Pfizer, Inc., 0.040%, 10/4/11	10,000	10,000
Praxair, Inc., 0.020%—0.030%, 10/4/11—10/5/11	17,000	17,000
Private Export Funding, 0.100%—0.210%, 11/15/11—2/28/12	39,300	39,276
Procter & Gamble Co. (The), 0.080%—0.100%, 10/4/11—10/18/11	32,000	32,000
Procter & Gamble International Funding, 0.040%—0.050%, 10/27/11—10/31/11	8,000	8,000
Roche Holdings, Inc., 0.060%—0.080%, 10/11/11—10/26/11	41,000	41,000
Shell International Finance BV, 0.070%—0.080%, 10/24/11—11/3/11	25,000	24,998
Toyota Credit de Puerto Rico Corporation, 0.070%—0.110%, 10/4/11—10/27/11	48,000	47,997
United Technologies Corporation, 0.010%—0.060%, 10/3/11—10/24/11	17,000	17,000

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Commercial Paper—(continued)
Wal-Mart Stores, Inc., 0.050%—0.080%, 10/4/11—11/21/11	$49,000	$48,999

Total Commercial Paper		724,658

Asset-Backed Commercial Paper—7.3%
Chariot Funding L.L.C., 0.140%—0.160%, 10/5/11—11/1/11	47,000	46,998
Govco L.L.C., 0.150%—0.200%, 10/3/11—10/31/11	42,000	41,996

Total Asset-Backed Commercial Paper		88,994

Repurchase Agreements—20.0%
Bank of America, 0.030% dated 9/30/11, due 10/3/11, repurchase price $57,000, collateralized by FNMA, 3.817%, due 9/1/40	57,000	57,000
Barclays Capital, 0.010% dated 9/30/11, due 10/3/11, repurchase price $57,000, collateralized by FDIC guaranteed security, 3.125%, due 12/16/11	57,000	57,000
Fixed Income Clearing Corporation, 0.010% dated 9/30/11, due 10/3/11, repurchase price $128,835, collateralized by FHLMC, 3.250%, due 11/10/20	128,835	128,835

Total Repurchase Agreements		242,835

Total Investments—100.3% (cost $1,218,735)		1,218,735
Liabilities, plus cash and other assets—(0.3)%		(4,061)

Net assets—100.0%		$1,214,674

Portfolio Weighted Average Maturity		38 days

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—32.7%
	Austria—0.0%
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	6,287	$429

	Denmark—0.7%
	Coloplast A/S (Health care equipment & supplies)	59,327	8,549
	SimCorp A/S (Software)	13,974	2,005

			10,554

	Finland—1.0%
	Nokian Renkaat Oyj (Auto components)	230,468	6,899
	UPM-Kymmene Oyj (Paper & forest products)	686,731	7,758

			14,657

	France—5.7%
	Air Liquide S.A. (Chemicals)	68,883	8,044
	Arkema S.A. (Chemicals)	71,863	4,161
	AXA S.A. (Insurance)	1,675,546	21,799
	BNP Paribas (Commercial banks)	470,689	18,556
	Essilor International S.A. (Health care equipment & supplies)	219,718	15,800
	L’Oreal S.A. (Personal products)	50,658	4,942
	Suez Environnement Co. (Multi-utilities)	812,501	11,308

			84,610

	Germany—6.7%
	Aixtron AG (Semiconductors & semiconductor equipment)	184,840	2,681
	BASF SE (Chemicals)	269,954	16,458
	Bayer AG (Pharmaceuticals)	370,489	20,445
	Bayerische Motoren Werke AG (Automobiles)	206,067	13,613
	Delticom AG (Specialty retail)	5,445	470
	Gerry Weber International AG (Textiles, apparel & luxury goods)	96,654	2,750
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	1,032,404	7,618
	Lanxess AG (Chemicals)	149,622	7,177
	MTU Aero Engines Holding AG (Aerospace & defense)	103,697	6,466
	SAP AG (Software)	399,089	20,307

			97,985

	Ireland—0.9%
	Paddy Power plc (Hotels, restaurants & leisure)	78,340	4,034
	Shire plc (Pharmaceuticals)	294,548	9,186

			13,220

	Israel—1.5%
*	Check Point Software Technologies, Ltd. (Software)†	137,524	7,255
	Israel Chemicals, Ltd. (Chemicals)	476,013	5,421
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	246,582	9,178

			21,854

	Italy—0.9%
	Ansaldo STS SpA (Transportation infrastructure)	65,757	654
	Saipem SpA (Energy equipment & services)	354,479	12,441

			13,095

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—32.7%—(continued)
	Luxembourg—0.6%
*	L’Occitane International S.A. (Specialty retail)	715,250	$1,441
	Millicom International Cellular S.A. (Wireless telecommunication services)	80,371	8,009

			9,450

	Netherlands—4.7%
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	302,193	10,449
	Royal Dutch Shell plc (Oil, gas & consumable fuels)	921,275	28,665
	Unilever N.V. (Food products)	952,810	30,160

			69,274

	Norway—0.2%
*	Norwegian Air Shuttle ASA (Airlines)	143,400	1,488
	Opera Software ASA (Internet software & services)	251,250	1,110

			2,598

	Spain—2.7%
	Banco Santander S.A. (Commercial banks)	2,218,782	18,140
	Inditex S.A. (Specialty retail)	212,920	18,176
	Viscofan S.A. (Food products)	99,958	3,597

			39,913

	Sweden—1.4%
	Elekta AB (Health care equipment & supplies)	133,963	5,040
	Getinge AB (Health care equipment & supplies)	349,277	7,622
	Hexagon AB (Electronic equipment, instruments & components)	124,289	1,616
	JM AB (Household durables)	136,317	1,747
	Mekonomen AB (Specialty retail)	56,540	1,752
	NIBE Industrier AB (Building products)	152,281	2,185

			19,962

	Switzerland—5.7%
*	Dufry Group (Specialty retail)	29,068	2,541
	Glencore International plc (Metals & mining)	2,798,509	17,583
*	Julius Baer Group, Ltd. (Capital markets)	187,778	6,275
*	Meyer Burger Technology AG (Machinery)	63,422	1,607
	Nestle S.A. (Food products)	346,352	19,068
	Novartis AG (Pharmaceuticals)	296,421	16,559
*	Orascom Development Holding AG (Hotels, restaurants & leisure)	69,259	1,312
	Partners Group Holding AG (Capital markets)	41,408	6,818
	SGS S.A. (Professional services)	4,570	6,943
	Sika AG (Chemicals)	3,032	5,368

			84,074

	United Kingdom—21.0%
	Abcam plc (Biotechnology)	969,904	5,473
	Aggreko plc (Commercial services & supplies)	196,180	4,937
	AMEC plc (Energy equipment & services)	602,543	7,603
	Amlin plc (Insurance)	970,232	4,264
	Ashmore Group plc (Capital markets)	938,065	4,713
	Babcock International Group plc (Commercial services & supplies)	970,273	9,892
	BG Group plc (Oil, gas & consumable fuels)	788,538	15,092

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—21.0%—(continued)
	BHP Billiton plc (Metals & mining)	778,995	$20,810
	British Sky Broadcasting Group plc (Media)	1,448,448	14,918
	Burberry Group plc (Textiles, apparel & luxury goods)	319,054	5,794
*	Cairn Energy plc (Oil, gas & consumable fuels)	188,462	817
	Carphone Warehouse Group plc (Specialty retail)	1,066,260	5,600
	Centrica plc (Multi-utilities)	4,989,580	23,000
	Diageo plc (Beverages)	1,304,514	24,873
	Dunelm Group plc (Specialty retail)	512,696	3,769
*	EnQuest plc (Oil, gas & consumable fuels)	286,401	396
	Fenner plc (Machinery)	210,222	1,013
	Halma plc (Electronic equipment, instruments & components)	683,658	3,342
	Hargreaves Lansdown plc (Capital markets)	269,620	1,882
	Hiscox, Ltd. (Insurance)	477,780	2,734
	IG Group Holdings plc (Diversified financial services)	649,481	4,501
	John Wood Group plc (Energy equipment & services)	423,636	3,474
	Johnson Matthey plc (Chemicals)	441,871	10,838
	Jupiter Fund Management plc (Capital markets)	683,642	2,087
	Lancashire Holdings, Ltd. (Insurance)	555,732	5,964
	Meggitt plc (Aerospace & defense)	959,928	4,970
	Michael Page International plc (Professional services)	152,022	866
	Moneysupermarket.com Group plc (Internet software & services)	874,315	1,395
	Next plc (Multiline retail)	282,790	11,087
*	Ocado Group plc (Internet & catalog retail)	1,520,821	2,233
	Petrofac, Ltd. (Energy equipment & services)	715,492	13,235
	Restaurant Group plc (Hotels, restaurants & leisure)	347,227	1,483
	Rightmove plc (Media)	97,350	1,803
*	Rolls-Royce Holdings plc (Aerospace & defense)	1,274,552	11,717
	Rotork plc (Machinery)	81,944	1,972
	RPS Group plc (Commercial services & supplies)	842,994	2,144
	Scottish & Southern Energy plc (Electric utilities)	1,010,075	20,269
	Serco Group plc (Commercial services & supplies)	574,717	4,547
	Spirax-Sarco Engineering plc (Machinery)	174,401	4,847
	St James’s Place plc (Insurance)	445,903	2,138
*	Telecity Group plc (Internet software & services)	513,742	4,432
*	The Berkeley Group Holdings plc (Household durables)	378,178	6,964
	The Capita Group plc (Professional services)	601,635	6,590
	The Weir Group plc (Machinery)	310,644	7,422
	Tullow Oil plc (Oil, gas & consumable fuels)	356,279	7,205
	Victrex plc (Chemicals)	192,058	3,252

			308,357

	Japan—13.3%
	Asics Corporation (Textiles, apparel & luxury goods)	391,100	5,340
	Daito Trust Construction Co., Ltd. (Real estate management & development)	97,000	8,893
	Dr Ci:Labo Co., Ltd. (Personal products)	427	2,757
	Exedy Corporation (Auto components)	165,900	6,282
	F.C.C. Co., Ltd. (Auto components)	115,752	2,408
	Fanuc, Ltd. (Machinery)	95,700	13,182
	Fast Retailing Co., Ltd. (Specialty retail)	89,300	15,993
	Gree, Inc. (Internet software & services)	246,400	7,514
	K’s Holdings Corporation (Specialty retail)	169,000	6,632
	Kakaku.com, Inc. (Internet software & services)	104,800	4,302
	Kaken Pharmaceutical Co., Ltd. (Pharmaceuticals)	199,000	2,781
	Keyence Corporation (Electronic equipment, instruments & components)	43,700	11,959

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—13.3%—(continued)
	Miraca Holdings, Inc. (Health care providers & services)	97,700	$4,294
	MISUMI Group, Inc. (Trading companies & distributors)	130,000	2,889
	Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	108,400	5,885
	Nitori Co., Ltd. (Specialty retail)	130,030	13,089
	ORIX Corporation (Diversified financial services)	156,010	12,245
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	35,100	3,789
	SMC Corporation (Machinery)	48,500	7,089
	Softbank Corporation (Wireless telecommunication services)	971,900	28,438
	Start Today Co., Ltd. (Internet & catalog retail)	104,700	2,269
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	919,200	25,899
	United Arrows, Ltd. (Specialty retail)	59,800	1,136

			195,065

	Emerging Asia—10.3%
	China—0.7%
	AAC Technologies Holdings, Inc. (Communications equipment)	344,000	738
*	China Minzhong Food Corporation, Ltd. (Food products)	968,000	644
	Dongyue Group (Chemicals)	3,322,000	1,643
	Golden Eagle Retail Group, Ltd. (Multiline retail)	1,247,000	2,542
	Great Wall Motor Co., Ltd. (Automobiles)	1,955,000	2,226
	Haitian International Holdings, Ltd. (Machinery)	1,961,000	1,525
	Intime Department Store Group Co., Ltd. (Multiline retail)	347,500	385
*	Sun Art Retail Group, Ltd. (Food & staples retailing)	359,500	374

			10,077

	India—2.5%
	Axis Bank, Ltd. (Commercial banks)	196,180	4,055
	HDFC Bank, Ltd. (Commercial banks)	632,101	5,980
	Lupin, Ltd. (Pharmaceuticals)	373,908	3,604
	Shriram Transport Finance Co., Ltd. (Consumer finance)	294,482	3,658
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	507,961	4,773
	Tata Consultancy Services, Ltd. (IT services)	688,288	14,486

			36,556

	Indonesia—1.6%
	PT Bank Rakyat Indonesia (Commercial banks)	13,866,500	9,079
	PT Indofood Sukses Makmur Tbk (Food products)	5,415,500	3,078
	PT Kalbe Farma Tbk (Pharmaceuticals)	10,593,500	3,879
	PT United Tractors Tbk (Machinery)	2,811,151	6,946

			22,982

	Philippines—0.2%
	Alliance Global Group, Inc. (Industrial conglomerates)	17,016,800	3,593

	South Korea—4.2%
	Celltrion, Inc. (Pharmaceuticals)	55,983	2,054
	Hyundai Mobis (Auto components)	37,139	10,519
	Hyundai Motor Co. (Automobiles)	62,635	10,950
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	28,591	19,964
	Samsung Engineering Co., Ltd. (Construction & engineering)	38,565	7,446
	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	58,725	10,650

			61,583

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—10.3%—(continued)
	Taiwan—0.5%
	Catcher Technology Co., Ltd. (Computers & peripherals)	830,000	$4,752
*	TPK Holding Co., Ltd. (Electronic equipment, instruments & components)	179,550	3,325

			8,077

	Thailand—0.6%
	Bangkok Dusit Medical Services PCL (Health care providers & services)	1,199,700	2,461
	Kasikornbank PCL (Commercial banks)	1,623,400	6,164

			8,625

	Canada—6.4%
	Alimentation Couche Tard, Inc. (Food & staples retailing)	320,588	8,994
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	804,997	22,178
	Canadian Western Bank (Commercial banks)	147,103	3,605
*	Celtic Exploration, Ltd. (Oil, gas & consumable fuels)	61,322	1,321
	CI Financial Corporation (Capital markets)	320,838	6,350
	Crescent Point Energy Corporation (Oil, gas & consumable fuels)	152,849	5,754
	Dollarama, Inc. (Multiline retail)	136,408	4,725
	Home Capital Group, Inc. (Thrifts & mortgage finance)	33,037	1,375
	Intact Financial Corporation (Insurance)	78,300	4,299
	Intact Financial Corporation —144A (Insurance)	29,445	1,617
	Laurentian Bank of Canada (Commercial banks)	47,097	2,013
	National Bank of Canada (Commercial banks)	130,597	8,710
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	205,382	3,906
	Saputo, Inc. (Food products)	219,212	8,635
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	232,301	10,798

			94,280

	Emerging Latin America—6.4%
	Brazil—4.2%
	BR Malls Participacoes S.A. (Real estate management & development)	488,000	4,986
	BR Properties S.A. (Real estate management & development)	306,500	2,784
	CETIP S.A. - Balcao Organizado de Ativos e Derivativos (Capital markets)	161,100	2,013
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	234,400	6,102
	Cia Hering (Specialty retail)	303,100	5,063
	Drogasil S.A. (Food & staples retailing)	209,000	1,251
	Iochpe-Maxion S.A. (Machinery)	179,700	1,818
	OdontoPrev S.A. (Health care providers & services)	275,500	4,072
*	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	1,148,400	7,024
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	1,727,000	19,197
	Sul America S.A. (Insurance)	287,700	2,448
*	T4F Entretenimento S.A. (Media)	179,600	1,079
	Tractebel Energia S.A. (Independent power producers & energy traders)	252,700	3,508

			61,345

	Chile—1.2%
	Banco Santander Chile—ADR (Commercial banks)	71,238	5,235
*	CFR Pharmaceuticals S.A. (Pharmaceuticals)	10,528,638	2,269
	Parque Arauco S.A. (Real estate management & development)	1,765,428	2,891
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	114,180	5,459

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—6.4%—(continued)
	Chile—1.2%—(continued)
	Sonda S.A. (IT services)	626,667	$1,351

			17,205

	Mexico—0.3%
	Compartamos S.A.B. de C.V. (Consumer finance)	2,375,600	3,212
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	1,235,262	2,037

			5,249

	Panama—0.2%
	Copa Holdings S.A. (Airlines)†	39,536	2,422

	Peru—0.5%
	Credicorp, Ltd. (Commercial banks)†	86,841	8,007

	Emerging Europe, Mid-East, Africa—3.0%
	Egypt—0.2%
	Commercial International Bank Egypt S.A.E. (Commercial banks)	559,784	2,139
*	Egyptian Financial Group-Hermes Holding (Capital markets)	251,380	701

			2,840

	Poland—0.1%
	Eurocash S.A. (Food & staples retailing)	156,167	1,106

	South Africa—1.9%
	Clicks Group, Ltd. (Multiline retail)	687,850	3,188
	Life Healthcare Group Holdings, Ltd. (Health care providers & services)	1,507,039	3,599
	Sasol, Ltd. (Oil, gas & consumable fuels)	210,646	8,639
	Shoprite Holdings, Ltd. (Food & staples retailing)	456,125	6,387
	The Foschini Group, Ltd. (Specialty retail)	412,813	4,328
	Wilson Bayly Holmes-Ovcon, Ltd. (Construction & engineering)	181,136	2,320

			28,461

	Turkey—0.8%
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	130,265	3,586
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	425,337	1,509
	Turkiye Halk Bankasi A.S. (Commercial banks)	1,016,522	7,255

			12,350

	Asia—2.1%
	Hong Kong—0.7%
	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)	2,372,000	901
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified telecommunication services)	9,608,000	3,353
	Sa Sa International Holdings, Ltd. (Specialty retail)	2,526,000	1,498
	SmarTone Telecommunications Holdings, Ltd. (Wireless telecommunication services)	1,997,500	2,996
	Value Partners Group, Ltd. (Capital markets)	4,044,000	1,562

			10,310

	Singapore—1.4%
*	Biosensors International Group, Ltd. (Health care equipment & supplies)	1,717,000	1,586

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Asia—2.1%—(continued)
	Singapore—1.4%—(continued)
	CapitaMalls Asia, Ltd. (Real estate management & development)	5,529,000	$5,095
*	Global Logistic Properties, Ltd. (Real estate management & development)	5,540,000	6,948
	Keppel Corporation, Ltd. (Industrial conglomerates)	1,251,300	7,338

			20,967

	Total Common Stocks—95.2% (cost $1,482,845)		1,401,132

	Convertible Bond
	Brazil—0.0%
	Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$941	526

	Total Convertible Bond—0.0% (cost $488)		526

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.010% dated 9/30/11, due 10/3/11, repurchase price $76,356, collateralized by FHLMC, 3.250%, due 11/10/20	76,356	76,356

	Total Repurchase Agreement—5.2% (cost $76,356)		76,356

	Total Investments—100.4% (cost $1,559,689)		1,478,014
	Liabilities, plus cash and other assets—(0.4)%		(5,878)

	Net assets—100.0%		$1,472,136

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.04% of the Fund’s net assets at September 30, 2011.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.04% of the net assets at September 30, 2011.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

At September 30, 2011, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	20.8%
Consumer Discretionary	15.7%
Industrials	11.4%
Information Technology	9.8%
Energy	9.6%
Health Care	8.7%
Consumer Staples	8.5%
Materials	8.2%
Utilities	4.2%
Telecommunication Services	3.1%

Total	100.0%

At September 30, 2011, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	26.0%
Euro	21.2%
Japanese Yen	13.9%
Canadian Dollar	5.2%
Swiss Franc	4.7%
Brazilian Real	4.4%
South Korean Won	4.4%
U.S. Dollar	4.3%
Indian Rupee	2.6%
South African Rand	2.0%
Swedish Krona	2.0%
Indonesian Rupiah	1.6%
Singapore Dollar	1.5%
Hong Kong Dollar	1.5%
All Other Currencies	4.7%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—32.3%
	Belgium—2.0%
	Anheuser-Busch InBev N.V. (Beverages)	40,003	$2,123

	Denmark—1.5%
	Novo Nordisk A/S (Pharmaceuticals)	16,857	1,681

	France—5.2%
	Air Liquide S.A. (Chemicals)	3,583	418
	AXA S.A. (Insurance)	74,079	964
	Cie Generale des Etablissements Michelin (Auto components)	14,133	845
	Essilor International S.A. (Health care equipment & supplies)	26,882	1,933
	L’Oreal S.A. (Personal products)	15,362	1,499

			5,659

	Germany—5.1%
	Fresenius Medical Care AG & Co. KGaA (Health care providers & services)	38,556	2,615
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	131,692	972
	SAP AG (Software)	39,149	1,992

			5,579

	Ireland—2.7%
*	Ryanair Holdings plc—ADR (Airlines)	37,980	978
	Shire plc (Pharmaceuticals)	62,746	1,957

			2,935

	Israel—2.9%
*	Check Point Software Technologies, Ltd. (Software)†	34,466	1,818
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	35,949	1,338

			3,156

	Italy—1.7%
	Saipem SpA (Energy equipment & services)	53,699	1,885

	Netherlands—1.5%
	Unilever N.V. (Food products)	52,426	1,660

	Spain—2.1%
	Banco Santander S.A. (Commercial banks)	130,992	1,071
	Inditex S.A. (Specialty retail)	13,749	1,174

			2,245

	Sweden—0.8%
	Atlas Copco AB (Machinery)	51,472	911

	Switzerland—6.8%
*	ABB, Ltd. (Electrical equipment)	64,821	1,109
*	Julius Baer Group, Ltd. (Capital markets)	28,277	945
	Nestle S.A. (Food products)	32,807	1,806
	Roche Holding AG (Pharmaceuticals)	12,872	2,079
*	Syngenta AG (Chemicals)	5,502	1,430

			7,369

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—25.1%
	BG Group plc (Oil, gas & consumable fuels)	105,719	$2,023
	British Sky Broadcasting Group plc (Media)	110,469	1,138
	Burberry Group plc (Textiles, apparel & luxury goods)	78,755	1,430
	Centrica plc (Multi-utilities)	315,676	1,455
	Compass Group plc (Hotels, restaurants & leisure)	235,284	1,898
	Diageo plc (Beverages)	90,704	1,729
	Experian plc (Professional services)	110,796	1,244
	HSBC Holdings plc (Commercial banks)	179,878	1,375
	Johnson Matthey plc (Chemicals)	41,063	1,007
	Pearson plc (Media)	94,496	1,667
	Petrofac, Ltd. (Energy equipment & services)	64,583	1,195
	Prudential plc (Insurance)	226,781	1,948
*	Rolls-Royce Holdings plc (Aerospace & defense)	193,358	1,778
	Scottish & Southern Energy plc (Electric utilities)	76,204	1,529
	Standard Chartered plc (Commercial banks)	71,247	1,421
	The Capita Group plc (Professional services)	136,928	1,500
	Tullow Oil plc (Oil, gas & consumable fuels)	77,882	1,575
	Vodafone Group plc (Wireless telecommunication services)	586,364	1,511

			27,423

	Canada—10.6%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	59,167	1,630
	Canadian National Railway Co. (Road & rail)†	19,924	1,327
	Goldcorp, Inc. (Metals & mining)†	29,205	1,333
	National Bank of Canada (Commercial banks)	19,871	1,325
	Potash Corporation of Saskatchewan, Inc. (Chemicals)†	14,818	640
	Saputo, Inc. (Food products)	32,826	1,293
	The Toronto-Dominion Bank (Commercial banks)	31,259	2,225
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	37,886	1,761

			11,534

	Japan—9.3%
	Daito Trust Construction Co., Ltd. (Real estate management & development)	15,800	1,449
	Fanuc, Ltd. (Machinery)	9,600	1,322
	Fast Retailing Co., Ltd. (Specialty retail)	9,900	1,773
	Keyence Corporation (Electronic equipment, instruments & components)	6,300	1,724
	Mitsubishi Corporation (Trading companies & distributors)	64,700	1,317
	Nitori Co., Ltd. (Specialty retail)	13,400	1,349
	Softbank Corporation (Wireless telecommunication services)	41,500	1,214

			10,148

	Emerging Asia—8.9%
	China—2.9%
	Belle International Holdings, Ltd. (Specialty retail)	571,000	985
	China Overseas Land & Investment, Ltd. (Real estate management & development)	784,000	1,120
	China Shenhua Energy Co., Ltd. (Oil, gas & consumable fuels)	261,000	1,023

			3,128

	India—0.8%
	Tata Consultancy Services, Ltd. (IT services)	41,915	882

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—8.9%—(continued)
Indonesia—1.0%
PT Bank Rakyat Indonesia (Commercial banks)	1,680,000	$1,100

South Korea—4.2%
Hyundai Motor Co. (Automobiles)	8,890	1,554
Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	2,403	1,678
Samsung Engineering Co., Ltd. (Construction & engineering)	6,887	1,330

		4,562

Emerging Latin America—4.6%
Brazil—2.5%
Cia de Bebidas das Americas—ADR (Beverages)	52,458	1,608
Embraer S.A.—ADR (Aerospace & defense)	42,597	1,080

		2,688

Mexico—1.1%
Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	504,900	1,158

Panama—1.0%
Copa Holdings S.A. (Airlines)†	18,813	1,153

Asia—2.2%
Australia—1.3%
BHP Billiton, Ltd.—ADR (Metals & mining)	21,134	1,404

Hong Kong—0.9%
Wynn Macau, Ltd. (Hotels, restaurants & leisure)	434,800	1,028

Emerging Europe, Mid-East, Africa—0.8%
South Africa—0.8%
Sasol, Ltd. (Oil, gas & consumable fuels)	21,802	894

Total Common Stocks—93.8% (cost $100,952)		102,305

Preferred Stock
Brazil—0.8%
Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	80,908	822

Total Preferred Stock—0.8% (cost $1,250)		822

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 9/30/11, due 10/3/11, repurchase price $3,532, collateralized by FHLMC, 3.250%, due 11/10/20	$3,532	$3,532

Total Repurchase Agreement—3.2% (cost $3,532)		3,532

Total Investments—97.8% (cost $105,734)		106,659
Cash and other assets, less liabilities—2.2%		2,406

Net assets—100.0%		$109,065

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2011 (all dollar amounts in thousands) (unaudited)

At September 30, 2011, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	16.1%
Financials	16.1%
Industrials	14.6%
Consumer Staples	12.5%
Health Care	11.3%
Energy	9.1%
Information Technology	8.8%
Materials	6.0%
Utilities	2.9%
Telecommunication Services	2.6%

Total	100.0%

At September 30, 2011, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	27.2%
Euro	18.6%
U.S. Dollar	13.9%
Japanese Yen	9.8%
Swiss Franc	7.1%
Canadian Dollar	6.4%
Hong Kong Dollar	5.4%
South Korean Won	4.4%
Danish Krone	1.6%
Mexican Peso	1.1%
Indonesian Rupiah	1.1%
All Other Currencies	3.4%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Fund

William Blair Funds (the “Fund”) is a diversified mutual fund registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company. For each portfolio, the number of shares authorized is unlimited. The Fund currently consists of the following nineteen portfolios (the “Portfolios”), each with its own investment objectives and policies.

Equity Portfolios	International Equity Portfolios
Growth	International Growth
Large Cap Growth Small Cap Growth	International Equity International Small Cap Growth
Mid Cap Growth	Emerging Markets Growth
Small-Mid Cap Growth	Emerging Leaders Growth
Small Cap Value	Institutional International Growth
Mid Cap Value	Institutional International Equity
Global Equity Portfolio	Fixed-Income Portfolios
Global Growth	Bond
Income
Low Duration
Money Market Portfolio
Ready Reserves

The investment objectives of the Portfolios are as follows:

Equity	Long-term capital appreciation.
Global	Long-term capital appreciation.
International	Long-term capital appreciation.
Fixed-Income	High level of current income with relative stability of principal (Income), maximize total return (Bond, Low Duration)
Money Market	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Portfolios compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Portfolios may use an independent pricing service to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Portfolio’s value for a security may be different from the last sale price (or the latest bid price).

Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other securities, and all other assets, including securities for which a market price is not available or is deemed unreliable, (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Fund’s Valuation Procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

Investments in other funds are valued at the underlying fund’s net asset value on the date of valuation. Securities held in the Ready Reserves Portfolio are valued at amortized cost, which approximates market value.

As of September 30, 2011, there were securities held in the International Growth, International Small Cap Growth, Emerging Markets Growth, Bond, Income and Institutional International Growth Portfolios requiring fair valuation pursuant to the Fund’s Valuation Procedures.

The Global Growth, International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Emerging Leaders Growth, Institutional International Growth, and Institutional International Equity Portfolios may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open forward foreign currency contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Portfolio’s Net Asset Value, typically 4:00 p.m. Eastern time on days when there is regular trading on the New York Stock Exchange. Payables and receivables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.

(c) Repurchase Agreements

In a repurchase agreement, a Portfolio buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities. The risk to a Portfolio is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Portfolio is entitled to sell the underlying collateral. The loss, if any, to a Portfolio will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Portfolio may be delayed or limited. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which a Portfolio enters into repurchase agreements to evaluate those risks. The Advisor will review and monitor the creditworthiness of broker dealers and banks with which a Portfolio enters into repurchase agreements. A Portfolio may, under certain circumstances, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) Forward Foreign Currency Contracts

The Global Growth, International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Emerging Leaders Growth, Institutional International Equity and Institutional International Growth Portfolios from time to time may enter into forward foreign currency contracts with the Fund’s custodian and other counterparties in an attempt to hedge against a decline in the value of foreign currency against the U.S. dollar. The Portfolios bear the market risk that arises from changes in foreign currency rates and bear the credit risk if the counterparty fails to perform under the contract.

During the period ended September 30, 2011, the International Growth, International Equity, International Small Cap Growth, Institutional International Growth, and Institutional International Equity Portfolios engaged in forward foreign currency contracts with notional volume (in thousands) of $9,483,825, $82,583, $307,515, $3,507,531 and $140,835 respectively.

The following table presents open forward foreign currency contracts as of September 30, 2011 (values in thousands):

International Growth Fund

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/(Loss)
Bank of New York	Japanese Yen	12/20/2011	14,488,980	$188,065	$1,491

International Small Cap Growth Fund

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/(Loss)
Bank of New York	Japanese Yen	12/20/2011	2,486,138	$32,270	$272

Institutional International Growth Fund

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/(Loss)
Bank of New York	Japanese Yen	12/20/2011	6,244,030	$81,047	$642

(e) Income Taxes

The cost of investments for Federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) at September 30, 2011, were as follows (in thousands):

Portfolio	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Growth	$499,379	$67,459	$51,019	16,440
Large Cap Growth	22,433	3,224	1,805	1,419
Small Cap Growth	586,490	54,498	115,651	(61,153)
Mid Cap Growth	133,068	13,201	11,569	1,632
Small-Mid Cap Growth	218,931	21,445	26,205	(4,760)
Global Growth	39,327	4,719	3,547	1,172
International Growth	3,431,448	256,756	426,838	(170,082)
International Equity	84,504	5,794	7,590	(1,796)
International Small Cap Growth	635,256	48,840	85,349	(36,509)
Emerging Markets Growth	844,057	31,101	117,352	(86,251)
Emerging Leaders Growth	83,956	2,309	12,756	(10,447)
Small Cap Value	233,648	3,659	34,916	(31,257)
Mid Cap Value	3,827	96	511	(415)
Bond	213,602	12,691	741	11,950
Income	100,872	5,652	665	4,987
Low Duration	151,781	1,176	629	547
Ready Reserves	1,218,735	—	—	—
Institutional International Growth	1,563,300	93,681	178,576	(84,895)
Institutional International Equity	107,930	6,985	8,373	(1,388)

(f) Fair Value Measurements

The Portfolios are subject to Fair Value measurement and Disclosures ASC 820. In accordance with ASC 820, “Fair value” is defined as the price that a Portfolio would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Portfolio’s investments. ASC 820 established a three-tier hierarchy of inputs to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1—Quoted prices in active markets for an identical security.

•

Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time the net asset value of the Fund is calculated.

•

Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund adopted FASB Accounting Standards Update 2010-06 “Fair Value Measurements and Disclosures (ASU 820)” which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. Any transfers between Level 1 and Level 2 are disclosed, effective beginning of the period, in the tables below with the reasons for the transfers disclosed in a footnote.

At September 30, 2011, the Portfolios held no other financial instruments, such as, options or futures that required fair valuation.

As of September 30, 2011, the hierarchical input levels of securities in each Portfolio, segregated by security class, are as follows (in thousands):

Investments in securities	Growth	Large Cap Growth	Small Cap Growth	Mid Cap Growth	Small-Mid Cap Growth	Global Growth
Level 1—Quoted prices
Common Stocks	503,212	23,267	486,621	128,548	204,229	20,042
Exchange Traded Funds	—	—	16,265	—	—	—
Level 2—Other significant observable inputs
Common stock	—	—	—	—	—	19,726
Short-Term Investments	12,607	585	22,451	6,152	9,942	732
Level 3—Significant unobservable inputs
None	—	—	—	—	—	—

Total investments in securities	$515,819	$23,852	$525,337	$134,700	$214,171	$40,500

Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2 (a)	—	—	—	—	—	12,679
Transfers from Level 2 to Level 1 (b)	—	—	—	—	—	—

Investments in securities	International Growth	International Equity	International Small Cap Growth	Emerging Markets Growth	Emerging Leaders Growth	Small Cap Value	Mid Cap Value
Level 1—Quoted prices
Common Stocks	506,911	17,552	75,684	195,621	17,274	196,947	3,270
Preferred Stocks	—	653	—	27,843	2,937	—	—
Rights	—	—	—	—	—	—	—
Level 2—Other significant observable inputs
Common stock	2,673,945	64,553	512,856	519,926	50,828	—	—
Convertible Bonds	1,608	—	536	896	—	—	—
Short-Term Investments	77,498	—	9,432	13,594	2,478	5,444	142
Level 3—Significant unobservable inputs
None	—	—	—	—	—	—	—

Total investments in securities	$3,259,962	$82,758	$598,508	$757,880	$73,517	$202,391	$3,412

Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2 (a)	2,332,110	74,064	314,497	607,128	38,688	—	—
Transfers from Level 2 to Level 1 (b)	—	—	—	—	—	—	—

Other financial instruments
Level 2—Other significant observable inputs

Forward foreign currency contracts	$1,491	—	272	—	—	—

Investments in securities	Bond	Income	Low Duration Fund	Ready Reserves
Level 1—Quoted Prices
None	—	—	—	—
Level 2—Other significant observable inputs
US Government and Agency Bonds	106,916	46,533	88,944	33,006
Corporate Bonds	108,447	46,400	18,339	129,242
Asset Backed Bonds	8,415	6,017	37,973	—
Commercial Paper	—	—	—	813,652
Short-Term Investments	1,595	5,945	7,072	242,835
Level 3—Significant unobservable inputs
Asset Backed Bonds	179	964	—	—

Total investments in securities	$225,552	$105,859	$152,328	$1,218,735

Investments in securities	Institutional International Growth	Institutional International Equity
Level 1—Quoted prices
Common Stock	222,898	22,072
Preferred Stock	—	822
Rights	—	—
Level 2—Other significant observable inputs
Common Stock	1,178,234	80,233
Convertible Bonds	526	—
Short-Term Investments	76,356	3,532
Level 3—Significant unobservable inputs
None	—	—

Total investments in securities	$1,478,014	$106,659

Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2 (a)	860,682	124,677
Transfers from Level 2 to Level 1 (b)	—	—

Other financial instruments
Level 2—Other significant observable inputs

Forward foreign currency contracts	$642	—

*	All the investments held by ready Reserves Fund are short-term investments.

The following is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value:

	1/1/11 Balance	Net Purchases/ (Sales)	Transfers to Level 3	Transfers from Level 3	Change in Unrealized Gain/Loss	Realized Gain/Loss	Balance 9/30/11
Small Cap	1,109	—	—	(1,109)	—	—	—
Bond	170	—	—	—	9	—	179
Income	918	—	—	—	46	—	964

The fair value estimates for the Level 3 securities in the Small Cap Growth, Bond and Income Portfolios were determined in good faith by the Pricing Committee in consultation with the Valuation Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including, but not limited, to the following: the type of security, the extent of public trading of the security, information obtained from a broker-dealer for the security, analysis of the company’s performance, market trends that influence its performance and the potential for adverse outcome in pending litigation. At September 30, 2011, these securities represented 0.00%, 0.08%, 0.95% of the net assets of the Small Cap Growth, Bond and Income Portfolios respectively.

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: November 17, 2011

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: November 17, 2011

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: November 17, 2011